UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02688

Name of Fund: BlackRock Municipal Bond Fund, Inc.
BlackRock High Yield Municipal Fund
BlackRock Municipal Insured Fund
BlackRock National Municipal Fund
BlackRock Short-Term Municipal Fund

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock
Municipal Bond Fund, Inc., 40 East 52nd Street, New York, NY 10022

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 06/30/2011

Date of reporting period: 09/30/2010

Item 1 – Schedule of Investments

Schedule of Investments September 30, 2010 (Unaudited)

BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Alabama — 1.0%
County of Jefferson Alabama, RB,
Series A:
5.25%, 1/01/17	$ 1,000	$ 946,320
5.25%, 1/01/20	500	463,560
4.75%, 1/01/25	260	210,683
		1,620,563
Arizona — 5.5%
Maricopa County IDA Arizona, RB,
Arizona Charter Schools Project,
Series A:
6.63%, 7/01/20	140	109,644
6.75%, 7/01/29	300	209,256
Phoenix IDA Arizona, Refunding RB,
America West Airlines Inc. Project,
AMT, 6.30%, 4/01/23	1,000	850,830
Pima County IDA, IDRB, Tucson Electric
Power, Series A, 6.38%, 9/01/29	780	796,637
Pima County IDA, RB, Series A:
American Charter Schools
Foundation, 5.63%, 7/01/38	685	672,478
Tucson Electric Power Co., , 5.25%,
10/01/40 (a)	1,390	1,400,759
Pima County IDA, Refunding IDRB,
Tucson Electric Power, 5.75%,
9/01/29	290	300,869
Pima County IDA, Refunding RB, Arizona
Charter Schools Project, Series O,
5.25%, 7/01/31	285	249,389
Queen Creek Improvement District
No. 1, Special Assessment Bonds,
5.00%, 1/01/32	500	501,025
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	750	717,038
5.00%, 12/01/37	3,180	3,016,930
University Medical Center Corp. Arizona,
RB, 6.25%, 7/01/29	180	196,709
		9,021,564
Arkansas — 0.5%
Benton County Public Facilities Board,
Refunding RB, BCCSO Project,
Series A, 6.00%, 6/01/40	750	774,360

	Par
Municipal Bonds	(000)	Value
California — 7.7%
California Health Facilities Financing
Authority, Refunding RB, Series A:
Catholic Healthcare West, 6.00%,
7/01/39	$ 265	$ 290,262
St. Joseph Health System, 5.75%,
7/01/39	1,000	1,066,430
California Pollution Control Financing
Authority, RB, Waste Management Inc.
Project, Series C, AMT, 5.13%,
11/01/23 (b)	750	761,310
California Pollution Control Financing
Authority, Refunding RB, AMT:
Pacific Gas, Series C (AMBAC),
4.75%, 12/01/23	465	465,577
Waste Management Inc. Project,
Series B, 5.00%, 7/01/27	1,000	1,012,780
California Statewide Communities
Development Authority, RB, John Muir
Health, 5.13%, 7/01/39	425	429,297
California Statewide Communities
Development Authority, Refunding RB:
American Baptist Homes of the
West, 6.25%, 10/01/39	575	586,891
Senior Living, Southern California,
6.63%, 11/15/24	650	712,615
City of Chula Vista California, Refunding
RB, San Diego Gas & Electric,
Series A, 5.88%, 2/15/34	500	563,785
City of Roseville California, Special Tax
Bonds, Fiddyment Ranch Community
Facilities District No. 1, 5.25%,
9/01/36	465	401,941
Lammersville School District Community
Facilities District, Special Tax Bonds,
District No. 2002, Mountain House,
5.13%, 9/01/35	325	284,284
Oakland Unified School District Alameda
County California, GO, Election of
2006, Series A, 6.13%, 8/01/29	1,000	1,088,420
Roseville Finance Authority, Special Tax
Bonds, Refunding, Senior Lien,
Series A (AMBAC), 4.50%, 9/01/33	725	614,430
State of California, GO, Various Purpose:
6.00%, 3/01/33	1,400	1,594,320

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

ACA	ACA Financial Guaranty Corp.	GO	General Obligation Bonds
AGC	Assured Guaranty Corp.	HDA	Housing Development Authority
AMBAC	American Municipal Bond Assurance Corp.	HRB	Housing Revenue Bonds
AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
CAB	Capital Appreciation Bonds	IDRB	Industrial Development Revenue Bonds
EDA	Economic Development Authority	MRB	Mortgage Revenue Bonds
EDC	Economic Development Corp.	NPFGC	National Public Finance Guarantee Corp.
ERB	Education Revenue Bonds	RB	Revenue Bonds
FGIC	Financial Guaranty Insurance Co.

BLACKROCK MUNICIPAL BOND FUND, INC.

SEPTEMBER 30, 2010 1

Schedule of Investments(continued)

BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
California (concluded)
State of California, GO, Various Purpose
(concluded) :
5.50%, 11/01/39	$ 2,500	$ 2,638,850
Temecula Public Financing Authority,
Special Tax Bonds, Refunding,
Harveston, Sub-Series B, 5.10%,
9/01/36	180	154,204
		12,665,396
Colorado — 1.0%
Colorado Health Facilities Authority,
Refunding RB, Total Long-Term Care
National Obligated Group Project,
Series A, 6.00%, 11/15/30 (a)	590	592,171
Regional Transportation District, RB,
Denver Transport Partners, 6.00%,
1/15/41	1,000	1,059,110
		1,651,281
Connecticut — 1.0%
Harbor Point Infrastructure
Improvement District, Tax Allocation
Bonds, Harbor Point Project, Series A,
7.88%, 4/01/39	1,050	1,132,866
Mohegan Tribe of Indians of
Connecticut, RB, Public Improvement,
Priority Distribution, 6.25%, 1/01/31	605	503,536
		1,636,402
District of Columbia — 3.1%
District of Columbia, RB, Methodist
Home District of Columbia, Series A:
7.38%, 1/01/30	310	317,936
7.50%, 1/01/39	500	513,225
District of Columbia Tobacco Settlement
Financing Corp., Refunding RB, Asset-
Backed, 6.50%, 5/15/33	1,510	1,459,596
Metropolitan Washington Airports
Authority, RB:
CAB, 2nd Senior Lien, Series B
(AGC), 6.54%, 10/01/30 (c)	3,005	987,804
First Senior Lien, Series A, 5.00%,
10/01/39	85	89,416
First Senior Lien, Series A, 5.25%,
10/01/44	1,610	1,718,224
		5,086,201
Florida — 4.9%
County of Miami-Dade Florida,
Refunding RB, Miami International
Airport, Series A-1, 5.38%, 10/01/41	315	329,764
Florida Housing Finance Corp., HRB,
Willow Lake Apartments, Series J-1,
AMT (AMBAC), 5.35%, 7/01/27	2,400	2,319,936
Highland Meadows Community
Development District, Special
Assessment Bonds, Special
Assessment, Series A, 5.50%,
5/01/36 (d)(e)	490	197,406
Hillsborough County IDA, RB:
National Gypsum Co., Series B,
AMT, 7.13%, 4/01/30	1,250	1,205,450

	Par
Municipal Bonds	(000)	Value
Florida (concluded)
Hillsborough County IDA, RB
(concluded):
Tampa General Hospital Project,
5.25%, 10/01/41	$ 1,000	$ 1,003,060
Jacksonville Economic Development
Commission, RB, Gerdau Ameristeel
US Inc., AMT, 5.30%, 5/01/37	300	259,548
Lee County IDA Florida, RB, Series A,
Lee Charter Foundation, 5.38%,
6/15/37	570	493,671
Santa Rosa Bay Bridge Authority, RB,
6.25%, 7/01/28	500	234,860
Sarasota County Health Facilities
Authority, Refunding RB, Village On
The Isle Project:
5.50%, 1/01/27	210	202,978
5.50%, 1/01/32	190	180,624
Sumter Landing Community
Development District Florida, RB, Sub-
Series B, 5.70%, 10/01/38	815	682,220
Tolomato Community Development
District, Special Assessment Bonds,
Special Assessment, 6.65%, 5/01/40	700	521,668
Watergrass Community Development
District, Special Assessment Bonds,
Series A, 5.38%, 5/01/39	650	334,711
		7,965,896
Georgia — 2.5%
Clayton County Development Authority,
RB, Delta Air Lines Inc. Project,
Series A, 8.75%, 6/01/29	635	720,738
County of Clayton Georgia, Tax
Allocation Bonds, Ellenwood Project,
7.50%, 7/01/33	585	581,116
DeKalb County Hospital Authority
Georgia, RB, DeKalb Medical Center
Inc. Project, 6.13%, 9/01/40	1,240	1,281,341
Gainesville & Hall County Development
Authority, Refunding RB, Acts
Retirement Life Community,
Series A-2, 6.63%, 11/15/39	220	233,823
Richmond County Development
Authority, RB, International Paper Co.
Projects, Series A, AMT, 5.00%,
8/01/30	500	479,910
Rockdale County Development
Authority, RB, Visy Paper Project,
Series A, AMT, 6.13%, 1/01/34	600	577,722
Thomasville Hospital Authority, RB,
Anticipation Certificates, John D.
Archbold, 5.38%, 11/01/40	145	147,307
		4,021,957
Guam — 0.7%
Guam Government Waterworks
Authority, Refunding RB, Water,
6.00%, 7/01/25	235	241,362
Territory of Guam, GO, Series A:
6.00%, 11/15/19	100	104,601
6.75%, 11/15/29	150	164,427
7.00%, 11/15/39	160	178,203

2 BLACKROCK MUNICIPAL BOND FUND, INC.

SEPTEMBER 30, 2010

Schedule of Investments(continued)

BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Guam (concluded)
Territory of Guam, RB, Section 30,
Series A, 5.63%, 12/01/29	$ 440	$ 466,303
		1,154,896
Idaho — 0.2%
Power County Industrial Development
Corp., RB, FMC Corp. Project, AMT,
6.45%, 8/01/32	265	266,672
Illinois — 3.0%
City of Chicago Illinois, Refunding RB,
American Airlines Inc. Project, 5.50%,
12/01/30	1,000	801,540
Illinois Finance Authority, RB:
MJH Education Assistance IV LLC,
Sub-Series A, 5.13%,
6/01/35 (d)(e)	90	49,501
Roosevelt University Project, 6.50%,
4/01/44	830	891,976
Illinois Finance Authority, Refunding RB:
Central DuPage Health, Series B,
5.50%, 11/01/39	1,000	1,066,180
Friendship Village of Schaumburg,
7.13%, 2/15/39	1,000	1,021,110
Swedish Covenant, Series A, 6.00%,
8/15/38	1,000	1,028,060
		4,858,367
Indiana — 0.9%
Indiana Finance Authority, Refunding
RB, Improvement, U.S. Steel Corp.,
6.00%, 12/01/26	430	454,609
Indiana Health Facility Financing
Authority, Refunding RB, Methodist
Hospital Inc.:
5.38%, 9/15/22	185	182,351
5.50%, 9/15/31	525	481,047
Vigo County Hospital Authority Indiana,
RB, Union Hospital Inc. (f):
5.70%, 9/01/37	155	146,844
5.75%, 9/01/42	190	179,924
		1,444,775
Iowa — 0.3%
Iowa Finance Authority, Refunding RB,
Development, Care Initiatives Project,
Series A, 5.00%, 7/01/19	500	457,670
Kentucky — 0.8%
Kentucky Economic Development
Finance Authority, Refunding RB:
Norton Healthcare Inc., Series B
(NPFGC), 5.90%, 10/01/24 (c)	250	118,713
Owensboro Medical Health System,
Series A, 6.38%, 6/01/40	1,050	1,119,709
		1,238,422
Louisiana — 0.6%
Louisiana Local Government
Environmental Facilities & Community
Development Authority, RB, Westlake
Chemical Corp. Projects, 6.75%,
11/01/32	1,000	1,053,130

	Par
Municipal Bonds	(000)	Value
Maine — 0.1%
Town of Jay Maine, Refunding RB,
International Paper Co. Project,
Series A, AMT, 4.90%, 11/01/17	$ 250	$ 254,675
Maryland — 4.2%
County of Howard Maryland, Refunding
RB, Vantage House Facility, Series A,
5.25%, 4/01/33	500	402,535
Gaithersburg Maryland, Refunding RB,
Asbury Maryland Obligation, Series B,
6.00%, 1/01/23	750	808,980
Maryland EDC, RB:
Term Project, Series B, 5.75%,
6/01/35	1,500	1,571,250
Transportation Facilities Project,
Series A, 5.75%, 6/01/35	265	277,588
Maryland EDC, Refunding RB, CNX
Marine Terminals, Inc., 5.75%,
9/01/25	1,415	1,454,549
Maryland Health & Higher Educational
Facilities Authority, RB, Washington
Christian Academy, 5.25%,
7/01/18 (d)(e)	250	107,500
Maryland Health & Higher Educational
Facilities Authority, Refunding RB:
Doctor's Community Hospital,
5.75%, 7/01/38	890	886,235
University of Maryland Medical
System, 5.00%, 7/01/34	280	288,179
Maryland State Energy Financing
Administration, RB, Cogeneration, AES
Warrior Run, AMT, 7.40%, 9/01/19	1,000	1,000,570
		6,797,386
Massachusetts — 0.5%
Massachusetts Development Finance
Agency, RB, Linden Ponds Inc. Facility,
Series A, 5.75%, 11/15/35	500	368,305
Massachusetts Development Finance
Agency, Refunding RB, Eastern
Nazarene College, 5.63%, 4/01/29	500	471,760
		840,065
Michigan — 1.5%
Advanced Technology Academy, RB,
6.00%, 11/01/37	275	267,457
County of Wayne Michigan, GO, Building
Improvement, Series A, 6.75%,
11/01/39	175	189,262
Garden City Hospital Finance Authority
Michigan, Refunding RB, Garden City
Hospital Obligation, Series A, 5.00%,
8/15/38	310	219,086
Michigan State Hospital Finance
Authority, Refunding RB, Hospital,
Henry Ford Health, 5.75%, 11/15/39	585	608,535
Royal Oak Hospital Finance Authority
Michigan, Refunding RB, William
Beaumont Hospital, 8.25%, 9/01/39	915	1,106,784
		2,391,124

BLACKROCK MUNICIPAL BOND FUND, INC.

SEPTEMBER 30, 2010 3

Schedule of Investments(continued)

BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Mississippi — 0.9%
Mississippi Business Finance Corp.,
Refunding RB, System Energy
Resource Inc. Project, 5.90%,
5/01/22	$ 1,500	$ 1,500,045
Missouri — 0.6%
City of Kansas City Missouri, Tax
Allocation Bonds, Kansas City
MainCor Project, Series A, 5.25%,
3/01/18	600	605,844
Kirkwood IDA Missouri, RB, Aberdeen
Heights, Series A, 8.25%, 5/15/39	435	462,849
		1,068,693
Multi-State — 0.2%
MuniMae TE Bond Subsidiary LLC,
7.50%, 6/30/49 (f)(g)	284	261,293
Nevada — 1.9%
County of Clark Nevada, RB:
Series B, 5.75%, 7/01/42	2,800	3,040,212
Southwest Gas Corp. Project,
Series A, AMT (FGIC), 4.75%,
9/01/36	20	17,915
		3,058,127
New Hampshire — 0.6%
New Hampshire Health & Education
Facilities Authority, Refunding RB:
Dartmouth-Hitchcock, 6.00%,
8/01/38	435	471,549
Havenwood-Heritage Heights,
Series A, 5.40%, 1/01/30	500	464,355
		935,904
New Jersey — 6.9%
Burlington County Bridge Commission,
Refunding RB, The Evergreens
Project, 5.63%, 1/01/38	750	674,520
New Jersey EDA, RB:
Cigarette Tax, 5.50%, 6/15/24	650	651,092
Continental Airlines Inc. Project,
AMT, 6.63%, 9/15/12	2,380	2,416,128
Continental Airlines Inc. Project,
AMT, 6.40%, 9/15/23	1,000	997,090
New Jersey Educational Facilities
Authority, Refunding RB, University of
Medicine & Dentistry, Series B,
7.13%, 12/01/23	580	693,912
New Jersey Health Care Facilities
Financing Authority, RB, Pascack
Valley Hospital Association, 6.63%,
7/01/36 (d)(e)	650	7
New Jersey Health Care Facilities
Financing Authority, Refunding RB, St.
Joseph's Healthcare System, 6.63%,
7/01/38	725	764,150
Tobacco Settlement Financing Corp.
New Jersey, Refunding RB, Series 1A:
4.50%, 6/01/23	2,500	2,338,925
5.00%, 6/01/41	3,865	2,666,386
		11,202,210

	Par
Municipal Bonds	(000)	Value
New York — 4.3%
Brooklyn Arena Local Development
Corp., RB, Barclays Center Project,
6.38%, 7/15/43	$ 1,315	$ 1,433,758
Chautauqua County Industrial
Development Agency, RB, NRG
Dunkirk Power Project, 5.88%,
4/01/42	1,115	1,154,995
Genesee County Industrial Development
Agency New York, Refunding RB,
United Memorial Medical Center
Project, 5.00%, 12/01/32	500	429,255
Hudson Yards Infrastructure Corp., RB,
Series A, 5.00%, 2/15/47	1,000	996,450
New York City Industrial Development
Agency, RB, AMT:
American Airlines Inc., JFK
International Airport, 8.00%,
8/01/28 (b)	235	251,217
JetBlue Airways Corp. Project,
5.13%, 5/15/30	750	637,980
New York Liberty Development Corp.,
Refunding RB, Second Priority, Bank
of America Tower at One Bryant Park
Project, 6.38%, 7/15/49	375	402,532
Westchester County Industrial
Development Agency New York, MRB,
Kendal on Hudson Project, Series A,
6.38%, 1/01/24	1,250	1,254,825
Yonkers Industrial Development Agency
New York, RB, Sarah Lawrence
College Project, Series A, 6.00%,
6/01/41	410	438,524
		6,999,536
North Carolina — 1.7%
North Carolina Capital Facilities Finance
Agency, RB, Duke Energy Carolinas,
Series B, 4.38%, 10/01/31	540	538,159
North Carolina Capital Facilities Finance
Agency, Refunding RB, Duke Energy
Carolinas, Series B, 4.63%, 11/01/40	540	539,978
North Carolina Medical Care
Commission, Refunding RB:
Carolina Village Project, 6.00%,
4/01/38	1,000	884,190
First Mortgage, Deerfield, Series A,
6.00%, 11/01/33	800	813,256
		2,775,583
Ohio — 0.4%
Buckeye Tobacco Settlement Financing
Authority, RB, Asset-Backed, Senior
Series A-2, 6.50%, 6/01/47	760	611,032
Pennsylvania — 5.4%
Allegheny County Hospital Development
Authority, Refunding RB, Health
System, West Penn, Series A, 5.38%,
11/15/40	3,140	2,379,743
City of Philadelphia Pennsylvania, RB,
Ninth Series, 5.25%, 8/01/40	1,000	1,013,730
Cumberland County Municipal Authority,
RB, Diakon Lutheran, 6.38%,
1/01/39	2,335	2,476,781

4 BLACKROCK MUNICIPAL BOND FUND, INC.

SEPTEMBER 30, 2010

Schedule of Investments(continued)

BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Pennsylvania (concluded)
Lancaster County Hospital Authority, RB,
Brethren Village Project, Series A,
6.50%, 7/01/40	$ 835	$ 836,695
Montgomery County Higher Education &
Health Authority, Refunding RB,
Abington Memorial Hospital, Series A,
5.13%, 6/01/33	225	229,642
New Morgan IDA Pennsylvania, RB, New
Morgan Landfill Co., Inc. Project, AMT,
6.50%, 4/01/19	515	515,077
Pennsylvania Economic Development
Financing Authority, RB, US Airways
Group, Series A, 7.50%, 5/01/20	1,100	1,106,226
Pennsylvania Higher Educational
Facilities Authority, Refunding RB,
Allegheny Delaware Valley Obligation,
Series A (NPFGC), 5.88%, 11/15/21	310	307,855
		8,865,749
Puerto Rico — 2.8%
Commonwealth of Puerto Rico, GO,
Refunding, Public Improvement,
Series C, 6.00%, 7/01/39	1,560	1,687,733
Puerto Rico Electric Power Authority, RB,
Series WW, 5.50%, 7/01/38	1,000	1,052,730
Puerto Rico Sales Tax Financing Corp.,
RB, First Sub-Series A, 6.50%,
8/01/44	750	860,077
Puerto Rico Sales Tax Financing Corp.,
Refunding RB, CAB, First
Sub-Series C, 6.61%, 8/01/38 (c)	5,000	906,400
		4,506,940
Rhode Island — 0.6%
Rhode Island Housing & Mortgage
Finance Corp., RB, Homeownership
Opportunity, Series 53B, AMT, 5.00%,
10/01/46	1,000	984,400
South Carolina — 0.8%
City of Myrtle Beach South Carolina, Tax
Allocation Bonds, Myrtle Beach Air
Force Base, Series A, 5.25%,
10/01/26	500	366,620
Connector 2000 Association Inc., RB,
CAB, Senior Series B, 10.27%,
1/01/15 (c)(d)	1,000	124,070
South Carolina Jobs, EDA, Refunding
RB:
First Mortgage, Lutheran Homes,
5.50%, 5/01/28	600	544,632
Palmetto Health, 5.50%, 8/01/26	290	301,156
		1,336,478
Tennessee — 0.8%
Tennessee Energy Acquisition Corp., RB,
Series A, 5.25%, 9/01/26	1,250	1,286,750
Texas — 11.1%
Alliance Airport Authority Texas,
Refunding RB, FedEx Corp. Project,
AMT, 4.85%, 4/01/21	1,820	1,843,660

	Par
Municipal Bonds	(000)	Value
Texas (concluded)
Bexar County Health Facilities
Development Corp., RB, Army
Retirement Residence Project, 6.20%,
7/01/45	$ 1,320	$ 1,367,718
Brazos River Authority, RB, TXU Electric,
Series A, AMT, 8.25%, 10/01/30	750	333,848
Central Texas Regional Mobility
Authority, RB:
CAB, 7.48%, 1/01/28 (c)	3,000	1,065,660
CAB, 7.56%, 1/01/29 (c)	500	164,915
CAB, 7.65%, 1/01/30 (c)	1,330	396,939
Senior Lien, 5.75%, 1/01/25	295	314,355
City of Houston Texas, RB:
Senior Lien, Series A, 5.50%,
7/01/39	120	131,011
Special Facilities, Continental
Airlines, Series E, AMT, 6.75%,
7/01/21	630	631,865
Special Facilities, Continental
Airlines, Series E, AMT, 7.38%,
7/01/22	500	506,735
Dallas-Fort Worth International Airport
Facilities Improvement Corp.,
Refunding RB, American Airlines Inc.
Project, AMT, 5.50%, 11/01/30	1,000	762,830
Danbury Higher Education Authority Inc.,
RB, A.W. Brown Fellowship Charter,
Series A (ACA), 5.00%, 8/15/26	355	414,026
Matagorda County Navigation District
No. 1 Texas, Refunding RB, Central
Power & Light Co. Project, Series A,
6.30%, 11/01/29	290	322,167
North Texas Tollway Authority, RB, Toll,
2nd Tier, Series F, 6.13%, 1/01/31	1,150	1,244,840
Tarrant County Cultural Education
Facilities Finance Corp., RB, Series A:
CC Young Memorial Home, 8.00%,
2/15/38	330	350,503
Senior Living Center Project,
8.25%, 11/15/44	800	813,176
Tarrant County Cultural Education
Facilities Finance Corp., Refunding
RB, Northwest Senior Housing,
Edgemere Project, Series A, 6.00%,
11/15/36	1,500	1,488,150
Texas Private Activity Bond Surface
Transportation Corp., RB Senior Lien:
LBJ Infrastructure Group LLC, LBJ
Freeway Managed Lanes Project,
7.00%, 6/30/40	2,320	2,533,858
NTE Mobility Partners LLC, North
Tarrant Express Managed Lanes
Project, 6.88%, 12/31/39	1,740	1,916,749
Texas State Public Finance Authority,
Refunding, ERB, KIPP Inc.,
Series A (ACA):
5.00%, 2/15/28	680	661,490
5.00%, 2/15/36	1,000	925,540
		18,190,035

BLACKROCK MUNICIPAL BOND FUND, INC.

SEPTEMBER 30, 2010 5

Schedule of Investments(continued)

BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Utah — 0.6%
Utah State Charter School Finance
Authority, RB, Navigator Pointe
Academy, Series A, 5.63%, 7/15/40	$ 1,000	$ 990,630
Vermont — 0.6%
Vermont Economic Development
Authority, Refunding MRB, Wake
Robin Corp. Project, Series A (ACA),
6.30%, 3/01/33	1,000	982,280
Virginia — 4.8%
Albemarle County IDA, Refunding RB,
Westminster-Canterbury, 5.00%,
1/01/31	500	463,890
Chesterfield County EDA, Refunding RB,
Virginia Electric & Power, Series A,
5.00%, 5/01/23	1,000	1,105,700
City of Norfolk Virginia, Refunding RB,
Series B (AMBAC), 5.50%, 2/01/31	260	260,234
Fairfax County EDA, Refunding RB:
Goodwin House Inc., 5.13%,
10/01/37	2,040	2,044,161
Goodwin House Inc., 5.13%,
10/01/42	450	448,245
Retirement, Greenspring, Series A,
4.88%, 10/01/36	155	137,195
Henrico County EDA, RB, Bon Secours
Health, Series B-1 (AGC), 4.50%,
11/01/42	640	620,941
Lexington IDA, Refunding MRB, Kendal
at Lexington, Series A, 5.38%,
1/01/28	210	192,612
Tobacco Settlement Financing Corp.
Virginia, Refunding RB, Senior
Series B1, 5.00%, 6/01/47	2,770	1,878,642
Watkins Centre Community
Development Authority, RB, 5.40%,
3/01/20	750	745,050
		7,896,670
Washington — 1.4%
Tobacco Settlement Authority of
Washington, RB, Asset-Backed,
6.50%, 6/01/26	2,295	2,371,148
Wisconsin — 1.0%
Wisconsin Health & Educational
Facilities Authority, RB, Wheaton
Franciscan Healthcare, 5.25%,
8/15/34	1,565	1,485,357
Wisconsin Health & Educational
Facilities Authority, Refunding RB, St.
John's Communities Inc., Series A:
7.25%, 9/15/29	75	78,491
7.63%, 9/15/39	145	153,839
		1,717,687
Wyoming — 0.9%
County of Sweetwater Wyoming,
Refunding RB, FMC Corp. Project,
AMT, 5.60%, 12/01/35	1,500	1,517,295
Total Municipal Bonds – 88.3%		144,259,287

Municipal Bonds Transferred to Tender	Par
Option Bond Trusts (h)	(000)	Value
California — 1.4%
Bay Area Toll Authority, Refunding RB,
San Francisco Bay Area, Series F-1,
5.63%, 4/01/44	$ 480	$ 538,041
Los Angeles Department of Airports,
Refunding RB, Senior, Los Angeles
International Airport, Series A, 5.00%,
5/15/40	1,680	1,748,947
		2,286,988
District of Columbia — 0.7%
District of Columbia Water & Sewer
Authority, RB, Series A, 6.00%,
10/01/35	950	1,092,503
New York — 1.1%
New York State Dormitory Authority,
ERB, Series F, 5.00%, 3/15/35	1,710	1,793,965
Ohio — 2.7%
County of Allen Ohio, Refunding RB,
Catholic Healthcare, Series A, 5.25%,
6/01/38	2,200	2,328,084
State of Ohio, Refunding RB, Cleveland
Clinic Health, Series A, 5.50%,
1/01/39	2,000	2,162,220
		4,490,304
South Carolina — 1.3%
South Carolina State Housing Finance &
Development Authority, Refunding RB,
Series B-1, 5.55%, 7/01/39	1,949	2,040,232
Virginia — 2.9%
Virginia HDA, RB, Sub-Series H-1
(NPFGC), 5.38%, 7/01/36	2,110	2,148,803
Virginia Small Business Financing
Authority, Refunding RB, Sentara
Healthcare, 5.00%, 11/01/40	2,501	2,645,100
		4,793,903
Wisconsin — 1.4%
Wisconsin Health & Educational
Facilities Authority, Refunding RB,
Froedtert & Community Health Inc.,
5.25%, 4/01/39	2,180	2,301,837
Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 11.5%		18,799,732
Total Long-Term Investments
(Cost – $158,967,449) – 99.8%		163,059,019
Short-Term Securities	Shares
FFI Institutional Tax-Exempt Fund,
0.22% (i)(j)	8,468,180	8,468,180
Total Short-Term Securities
(Cost – $8,468,180) – 5.2%		8,468,180

6 BLACKROCK MUNICIPAL BOND FUND, INC.

SEPTEMBER 30, 2010

Schedule of Investments(concluded)

BlackRock High Yield Municipal Fund
(Percentages shown are based on Net Assets)

Value
Total Investments
(Cost – $167,435,629*) – 105.0%	$ 171,527,199
Other Assets Less Liabilities – 0.6%	1,058,440
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (5.6)%	(9,221,994)
Net Assets – 100.0%	$ 163,363,645

* The cost and unrealized appreciation (depreciation) of investments as of
September 30, 2010, as computed for federal income tax purposes,

Aggregate were as follows: cost	$ 158,204,639
Gross unrealized appreciation	$ 8,720,201
Gross unrealized depreciation	$ (4,612,348)
Net unrealized appreciation	4,107,853

(a) When-issued security. Unsettled when-issued transactions were as follows:

Unrealized
Counterparty	Value	Appreciation
B.C. Ziegler	$ 592,171	$ 2,171
JP Morgan Securities	$ 1,400,759	$ 10,759

(b) Variable rate security. Rate shown is as of report date.
(c) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(d) Issuer filed for bankruptcy and/or is in default of interest payments.
(e) Non-income producing security.
(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(g) Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated
maturity.
(h) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates.
These securities serve as collateral in a financing transaction.
(i) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:

	Shares Held		Shares Held at
	at	Net	September 30,
Affiliate	June 30, 2010	Activity	2010	Income
FFI
Institutional
Tax Exempt
Fund	1,632,976	6,835,204	8,468,180	$3,823
(j) Represents the current yield as of report date.

•Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of September 30, 2010 in determining the fair valuation of the Fund's investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term
Securities[1]	— $163,059,019		— $ 163,059,019
Short-Term
Securities	$ 8,468,180	—	—	8,468,180
Total	$ 8,468,180 $163,059,019		— $ 171,527,199

1 See above Schedule of Investments for values in each state or political subdivision.

BLACKROCK MUNICIPAL BOND FUND, INC.

SEPTEMBER 30, 2010 7

Schedule of Investments September 30, 2010 (Unaudited)

BlackRock Municipal Insured Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Alabama — 0.2%
Birmingham Special Care Facilities
Financing Authority, RB, Children's
Hospital (AGC), 6.00%, 6/01/39	$ 1,350	$ 1,493,532
Alaska — 1.0%
Borough of Matanuska-Susitna Alaska,
RB, Goose Creek Correctional Center
(AGC):
6.00%, 9/01/28	2,000	2,376,800
6.00%, 9/01/32	5,000	5,792,600
		8,169,400
Arizona — 0.4%
State of Arizona, COP, Department of
Administration, Series A (AGM):
5.00%, 10/01/27	2,375	2,518,046
5.25%, 10/01/28	1,025	1,098,636
		3,616,682
California — 14.2%
Antelope Valley Community College
District, GO, Election of 2004,
Series B (NPFGC), 5.25%, 8/01/39	1,050	1,100,243
Arcadia Unified School District
California, GO, CAB, Election of 2006,
Series A (AGM), 4.96%, 8/01/39 (a)	2,800	469,420
Cabrillo Community College District
California, GO, CAB, Election of 2004,
Series B (NPFGC), 5.18%,
8/01/37 (a)	4,100	797,696
California Health Facilities Financing
Authority, Refunding RB, St. Joseph
Health System, Series A, 5.75%,
7/01/39	1,000	1,066,430
City of San Jose California, GO, Libraries,
Parks, and Public Safety Project
(NPFGC), 5.00%, 9/01/30	3,700	3,881,670
City of San Jose California, Refunding
RB, Series A, AMT (AMBAC), 5.50%,
3/01/32	6,285	6,507,803
Coast Community College District
California, GO, Refunding, CAB,
Election of 2002, Series C (AGM):
5.58%, 8/01/13 (b)	6,475	5,685,374
5.40%, 8/01/36 (a)	5,800	1,228,034

	Par
Municipal Bonds	(000)	Value
California (continued)
Fresno Unified School District California,
GO, Election of 2001:
Series D (NPFGC), 5.00%, 8/01/27	$ 5,070	$ 5,268,034
Series E (AGM), 5.00%, 8/01/30	1,500	1,573,320
Hesperia Public Financing Authority
California, Tax Allocation Bonds,
Redevelopment & Housing Projects,
Series A (Syncora), 5.50%, 9/01/27	10,000	8,991,700
Los Angeles Municipal Improvement
Corp., RB, Series B1 (NPFGC), 4.75%,
8/01/37	11,050	11,053,204
Modesto Schools Infrastructure
Financing Agency, Special Tax Bonds
(AMBAC), 5.50%, 9/01/36	8,965	8,641,095
Mount Diablo Unified School District
California, GO, Election of 2002
(NPFGC), 5.00%, 7/01/27	8,000	8,172,880
Norwalk-La Mirada Unified School
District California, GO, Refunding,
CAB, Election of 2002, Series E (AGC),
6.47%, 8/01/38 (a)	4,900	922,474
Orange County Sanitation District, COP,
Series B (AGM), 5.00%, 2/01/31	1,380	1,481,237
Palm Springs Financing Authority,
Refunding RB, Convention Center
Project, Series A (NPFGC), 5.50%,
11/01/35	6,190	6,370,005
Ramona Unified School District
California, COP, Refunding, CAB
(NPFGC), 5.11%, 5/01/32 (b)	10,500	9,205,035
Rialto Unified School District California,
GO, CAB, Series A (NPFGC), 6.24%,
6/01/25 (a)	11,685	5,094,426
Roseville Joint Union High School
District California, GO, Election of
2004, Series A (NPFGC), 5.00%,
8/01/29	5,000	5,186,750
Sacramento Unified School District
California, GO, Election of 1999,
Series B (NPFGC), 5.00%, 7/01/26	5,015	5,125,230

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.	FGIC	Financial Guaranty Insurance Co.
AGM	Assured Guaranty Municipal Corp.	GO	General Obligation Bonds
AMBAC	American Municipal Bond Assurance Corp.	HFA	Housing Finance Agency
AMT	Alternative Minimum Tax (subject to)	IDA	Industrial Development Authority
ARB	Airport Revenue Bonds	ISD	Independent School District
BHAC	Berkshire Hathaway Assurance Corp.	MRB	Mortgage Revenue Bonds
CAB	Capital Appreciation Bonds	NPFGC	National Public Finance Guarantee Corp.
COP	Certificates of Participation	PSF-GTD	Permanent School Fund Guaranteed
EDA	Economic Development Authority	RB	Revenue Bonds
ERB	Education Revenue Bonds	S/F	Single Family

BLACKROCK MUNICIPAL BOND FUND, INC.

SEPTEMBER 30, 2010 1

Schedule of Investments(continued)

BlackRock Municipal Insured Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
California (concluded)
San Diego Community College District
California, GO, Election of 2002
(AGM), 5.00%, 5/01/30	$ 2,685	$ 2,880,253
San Jose Unified School District Santa
Clara County California, GO, Election
of 2002, Series B (NPFGC), 5.00%,
8/01/29	3,650	3,851,553
Tahoe-Truckee Unified School District,
GO, School Facility Improvement
District 2, Election of 2002, Series A
(NPFGC), 5.25%, 8/01/29	2,535	2,725,201
Tustin Unified School District California,
Special Tax Bonds, Senior Lien,
Community Facilities District 97-1,
Series A (AGM), 5.00%, 9/01/32	7,730	7,783,105
University of California, RB, Series O,
5.75%, 5/15/34	1,450	1,672,343
		116,734,515
Colorado — 2.4%
City of Aurora Colorado, COP (AMBAC),
6.00%, 12/01/10 (c)	19,250	19,436,340
Florida — 8.1%
Collier County School Board, COP (AGM),
5.00%, 2/15/23	2,000	2,152,360
County of Broward Florida, RB, Series A,
5.25%, 10/01/34	1,450	1,544,453
County of Duval Florida, COP, Master
Lease Program (AGM), 5.00%,
7/01/33	7,050	7,223,924
County of Miami-Dade Florida, GO,
Building Better Communities Program,
Series B-1, 5.75%, 7/01/33	2,400	2,645,496
County of Miami-Dade Florida, RB:
Jackson Health System (AGC),
5.75%, 6/01/39	4,885	5,295,633
Miami International Airport,
Series A, AMT (AGC), 5.50%,
10/01/26	7,000	7,441,910
Miami International Airport,
Series A, AMT (AGC), 5.50%,
10/01/27	5,495	5,804,149
Water & Sewer System (AGM),
5.00%, 10/01/39	7,150	7,554,618
County of Miami-Dade Florida,
Refunding RB, Miami International
Airport, AMT (AGC), 5.00%, 10/01/40	7,380	7,445,092
Hillsborough County Aviation Authority
Florida, RB, Series A, AMT (AGC),
5.38%, 10/01/33	5,000	5,172,400
Miami-Dade County School Board, COP,
Refunding, Series B (AGC), 5.25%,
5/01/31	2,500	2,673,950
Orange County School Board, COP,
Series A (NPFGC), 5.00%, 8/01/32	6,975	7,261,114
Sarasota County Public Hospital District,
RB, Sarasota Memorial Hospital
Project, Series A, 5.63%, 7/01/39	500	529,160
South Florida Water Management
District, COP (AGC), 5.00%, 10/01/22	3,500	3,763,375

	Par
Municipal Bonds	(000)	Value
Florida (concluded)
Tampa Bay Water Utility System Florida,
RB (AMBAC), 10.40%, 10/01/10 (c)	$ 465	$ 465,121
		66,972,755
Georgia — 4.5%
Gwinnett County Hospital Authority,
Refunding RB, Gwinnett Hospital
System, Series D (AGM), 5.50%,
7/01/41	475	497,458
Municipal Electric Authority of Georgia,
RB, Series Y (AMBAC):
6.40%, 1/01/11 (c)	90	91,391
6.40%, 1/01/13	8,420	8,929,831
6.40%, 1/01/13 (d)	490	524,927
Municipal Electric Authority of Georgia,
Refunding RB, Series EE (AMBAC),
7.00%, 1/01/25	20,000	27,151,000
		37,194,607
Illinois — 6.6%
City of Chicago Illinois, ARB, General,
Third Lien, Series B-2, AMT (NPFGC),
6.00%, 1/01/27	17,690	18,669,319
City of Chicago Illinois, GO, CAB, City
Colleges (NPFGC), 5.73%,
1/01/33 (a)	22,500	6,512,175
City of Chicago Illinois, GO, Refunding,
Series A (AGM), 5.00%, 1/01/25	5,000	5,314,800
City of Chicago Illinois, RB, Series A
(BHAC), 5.50%, 1/01/38	3,000	3,257,070
County of Cook Illinois, GO, Refunding,
Series A, 5.25%, 11/15/33	2,300	2,487,542
Illinois Finance Authority, Refunding RB,
Central DuPage Health, Series B,
5.50%, 11/01/39	4,200	4,477,956
Illinois State Toll Highway Authority, RB,
Series B, 5.50%, 1/01/33	3,125	3,409,156
Illinois State Toll Highway Authority,
Refunding RB, Senior Series A-1,
5.00%, 1/01/31	5,000	5,198,700
State of Illinois, RB, Build Illinois,
Series B, 5.25%, 6/15/34	4,500	4,753,935
		54,080,653
Indiana — 0.4%
Indiana Municipal Power Agency, RB,
Series B, 5.75%, 1/01/34	700	760,788
Indianapolis Local Public Improvement
Bond Bank, RB, Waterworks Project,
Series 2007-L (NPFGC), 5.25%,
7/01/23	2,500	2,788,125
		3,548,913
Iowa — 0.7%
Iowa Finance Authority, RB, Series A
(AGC), 5.63%, 8/15/37	5,600	6,159,720
Louisiana — 0.9%
State of Louisiana, RB, Series A (AGM),
5.00%, 5/01/31	6,585	7,016,647

2 BLACKROCK MUNICIPAL BOND FUND, INC.

SEPTEMBER 30, 2010

Schedule of Investments(continued)

BlackRock Municipal Insured Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Maryland — 1.6%
Maryland Community Development
Administration, Refunding RB,
Residential, Series A, AMT, 5.75%,
9/01/39	$ 7,305	$ 7,754,184
Maryland Health & Higher Educational
Facilities Authority, RB, University of
Maryland Medical System, Series B
(NPFGC), 7.00%, 7/01/22	4,400	5,304,332
		13,058,516
Massachusetts — 3.5%
Massachusetts HFA, RB, AMT (AGM):
Rental Mortgage, Series C, 5.60%,
1/01/45	4,000	4,042,120
S/F Housing, Series 128, 4.80%,
12/01/27 (e)	2,845	2,859,908
S/F Housing, Series 128, 4.88%,
12/01/38 (e)	6,615	6,529,732
Massachusetts HFA, Refunding RB,
Rental Housing, Series A, AMT (AGM),
5.15%, 7/01/26	4,785	4,882,375
Massachusetts School Building
Authority, RB, Series A (AGM), 5.00%,
8/15/30	7,000	7,513,660
Massachusetts Water Resources
Authority, Refunding RB, General,
Series A (NPFGC), 5.00%, 8/01/34	2,800	2,993,508
		28,821,303
Michigan — 2.8%
City of Detroit Michigan, RB:
Second Lien, Series B (AGM),
6.25%, 7/01/36	675	754,967
Second Lien, Series B (AGM),
7.00%, 7/01/36	350	412,143
Senior Lien, Series A (NPFGC),
5.00%, 7/01/30	1,500	1,501,860
System, Second Lien, Series B
(NPFGC), 5.00%, 7/01/36	3,500	3,501,470
City of Detroit Michigan, Refunding RB,
Second Lien, Series E (BHAC), 5.75%,
7/01/31	4,000	4,370,400
Kalamazoo Hospital Finance Authority,
RB, Bronson Methodist Hospital
(AGM), 5.25%, 5/15/36	750	779,835
Michigan Strategic Fund, Refunding RB,
Detroit Edison Co. Project, Series A,
AMT (Syncora), 5.50%, 6/01/30	11,845	11,902,093
		23,222,768
Minnesota — 1.7%
Delano ISD No. 879 Minnesota, GO,
Series A (AGM), 5.88%, 2/01/25	5,860	5,959,737
Sauk Rapids ISD No. 47 Minnesota, GO,
Series A (NPFGC):
5.65%, 2/01/20	3,735	3,795,769
5.70%, 2/01/21	4,440	4,512,949
		14,268,455

	Par
Municipal Bonds	(000)	Value
Mississippi — 2.0%
Harrison County Wastewater
Management District, Refunding RB,
Wastewater Treatment Facilities,
Series A (FGIC), 8.50%, 2/01/13 (d)	$ 1,320	$ 1,492,722
Mississippi Development Bank Special
Obligation, Refunding RB, Jackson
Mississippi Water and Sewer System
(AGM), 5.00%, 9/01/34	4,500	4,630,320
Mississippi Hospital Equipment &
Facilities Authority, RB, Forrest County
General Hospital Project (AGM),
6.00%, 1/01/11 (c)	10,000	10,240,900
		16,363,942
Nevada — 1.6%
City of Las Vegas Nevada, GO, Limited
Tax, Performing Arts Center, 6.00%,
4/01/34	1,450	1,638,326
Clark County Water Reclamation
District, GO, Series B, 5.75%,
7/01/34	3,125	3,559,969
County of Clark Nevada, RB:
Las Vegas-McCarran International
Airport, Series A (AGC), 5.25%,
7/01/39	3,300	3,454,869
Southwest Gas Corp. Project,
Series D, AMT (NPFGC), 5.25%,
3/01/38	2,200	2,128,522
System, Subordinate Lien, Series C
(AGM), 5.00%, 7/01/26	2,350	2,529,164
		13,310,850
New Jersey — 8.1%
Cape May County Industrial Pollution
Control Financing Authority, Refunding
RB, Atlantic City Electric Co., Series A
(NPFGC), 6.80%, 3/01/21	6,810	8,665,997
Garden State Preservation Trust, RB,
Election of 2005, Series A (AGM):
5.80%, 11/01/21	3,125	3,718,500
5.80%, 11/01/22	8,310	9,771,646
5.80%, 11/01/23	4,340	5,103,363
New Jersey EDA, RB, Motor Vehicle
Surcharge, Series A (NPFGC), 5.25%,
7/01/33	26,800	27,765,872
New Jersey EDA, Refunding RB, School
Facilities Construction, Series N-1
(NPFGC), 5.50%, 9/01/28	1,400	1,648,948
New Jersey State Housing & Mortgage
Finance Agency, RB, Series AA,
6.38%, 10/01/28	1,870	2,106,798
New Jersey Transportation Trust Fund
Authority, RB, Transportation System:
CAB, Series C (AGM), 5.53%,
12/15/34 (a)	11,000	3,004,100
Series A, 5.88%, 12/15/38	4,255	4,786,066
		66,571,290
New York — 6.9%
City of New York New York, GO, Series C
(Syncora), 5.63%, 3/15/18	5	5,317

BLACKROCK MUNICIPAL BOND FUND, INC.

SEPTEMBER 30, 2010 3

Schedule of Investments(continued)

BlackRock Municipal Insured Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New York (concluded)
City of Niagara Falls New York, GO,
Public Improvement (NPFGC), 6.90%,
3/01/24	$ 5	$ 5,008
New York City Municipal Water Finance
Authority, RB, Fiscal 2009, Series A,
5.75%, 6/15/40	700	806,071
New York State Thruway Authority, RB,
Series G (AGM), 5.00%, 1/01/32	16,830	17,654,838
New York State Urban Development
Corp., RB, State Personal Income Tax,
State Facilities, Series A-1 (NPFGC),
5.25%, 3/15/34	9,900	10,403,514
Sales Tax Asset Receivable Corp., RB,
Series A:
(AMBAC), 5.00%, 10/15/32	15,650	16,989,327
(NPFGC), 5.00%, 10/15/20	10,000	11,183,900
		57,047,975
North Carolina — 0.3%
North Carolina HFA, RB, Home
Ownership, Series 14A, AMT (AMBAC),
5.35%, 1/01/22	2,475	2,493,513
North Dakota — 0.2%
North Dakota State HFA, RB, Housing
Finance Program, Series C, AMT
(AMBAC), 5.30%, 7/01/22	1,910	1,977,060
Ohio — 0.2%
Ohio Higher Educational Facility
Commission, Refunding RB, Summa
Health System, 2010 Project (AGC),
5.25%, 11/15/40	1,775	1,833,539
Oregon — 0.5%
Port of Portland Oregon, Refunding RB,
International Airport, Series 7-B, AMT
(NPFGC), 7.10%, 1/01/12 (c)	3,865	4,177,833
Pennsylvania — 1.6%
City of Philadelphia Pennsylvania, RB,
12th Series B (NPFGC), 7.00%,
5/15/20 (d)	4,670	5,848,474
Pennsylvania Turnpike Commission, RB,
CAB, Sub-Series E, 6.48%,
12/01/38 (b)	1,250	940,875
Philadelphia Redevelopment Authority,
RB, Neighborhood Transformation,
Series A (NPFGC), 5.50%, 4/15/20	3,830	4,004,840
Philadelphia School District, GO,
Series E, 6.00%, 9/01/38	2,300	2,532,438
		13,326,627
Puerto Rico — 1.5%
Puerto Rico Sales Tax Financing Corp.,
RB, First Sub-Series A, 6.38%,
8/01/39	7,100	8,105,715
Puerto Rico Sales Tax Financing Corp.,
Refunding RB, CAB, Series A
(NPFGC) (a):
5.70%, 8/01/41	11,000	1,811,920
6.00%, 8/01/43	15,000	2,141,400
		12,059,035

	Par
Municipal Bonds	(000)	Value
South Carolina — 0.3%
South Carolina State Public Service
Authority, RB, Santee Cooper,
Series A, 5.50%, 1/01/38	$ 2,300	$ 2,560,843
Texas — 10.2%
City of Houston Texas, COP, Series J
(AMBAC), 6.25%, 12/15/13	3,500	3,920,000
City of Houston Texas, Refunding RB,
Combined, First Lien, Series A (AGC),
6.00%, 11/15/35	3,650	4,276,669
Dallas-Fort Worth International Airport
Facilities Improvement Corp., RB,
AMT:
Improvement, Joint, Series B (AGM),
5.25%, 11/01/22	2,490	2,599,485
Series A (NPFGC), 6.00%,
11/01/28	25,950	25,994,115
Series A (NPFGC), 5.50%,
11/01/33	2,000	2,035,040
Lewisville ISD Texas, GO, Refunding,
CAB, School Building (NPFGC), 4.67%,
8/15/24 (a)	8,110	4,358,557
Mansfield ISD Texas, GO, School
Building (PSF-GTD), 5.00%, 2/15/33	3,000	3,230,130
North Texas Tollway Authority,
Refunding RB, First Tier:
CAB, System, Series I (AGC), 6.30%,
1/01/15 (b)	10,000	8,529,300
Series A, 6.00%, 1/01/28	1,000	1,123,630
System, (NPFGC), 5.75%, 1/01/40	7,700	8,167,159
System, Series A (AMBAC), 5.63%,
1/01/33	2,040	2,172,722
System, Series B (NPFGC), 5.75%,
1/01/40	9,870	10,468,813
State of Texas, GO, Water Financial
Assistance, 5.75%, 8/01/31	3,000	3,108,300
Texas Department of Housing &
Community Affairs, MRB, Series A,
AMT (NPFGC):
5.45%, 9/01/23	1,750	1,775,673
5.50%, 3/01/26	2,230	2,257,429
		84,017,022
Utah — 1.7%
Utah Transit Authority, RB, Series A
(AGM), 5.00%, 6/15/36	4,000	4,306,840
Utah Transit Authority, Refunding RB,
CAB, Sub-Series A (NPFGC), 5.29%,
6/15/36 (a)	11,930	3,051,814
Utah Water Finance Agency, RB, Pooled
Loan Financing Program, Series A
(AMBAC):
5.75%, 10/01/15	2,515	2,515,377
6.00%, 10/01/20	3,770	3,770,603
		13,644,634
Vermont — 0.1%
Vermont HFA, Refunding RB, Multiple
Purpose, Series C, AMT (AGM), 5.50%,
11/01/38 (e)	1,155	1,193,554

4 BLACKROCK MUNICIPAL BOND FUND, INC.

SEPTEMBER 30, 2010

Schedule of Investments(continued)

BlackRock Municipal Insured Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Virginia — 0.1%
Fairfax County IDA Virginia, Refunding
RB, Health Care, Inova Health System,
Series A, 5.50%, 5/15/35	$ 600	$ 655,920
Washington — 1.2%
Chelan County Public Utility District
No. 1, RB, Chelan Hydro System,
Series A, AMT (AMBAC), 5.45%,
7/01/37	6,485	6,516,647
Washington Health Care Facilities
Authority, RB, Providence Health &
Services, Series A:
5.00%, 10/01/39	1,950	2,024,705
5.25%, 10/01/39	1,075	1,136,780
		9,678,132
Wisconsin — 2.4%
City of Superior Wisconsin, Refunding
RB, Midwest Energy Resources,
Series E (NPFGC), 6.90%, 8/01/21	9,000	11,919,510
Wisconsin Health & Educational
Facilities Authority, RB, Ascension
Health Senior Credit Group, 5.00%,
11/15/33	2,400	2,511,000
Wisconsin Housing & EDA, Refunding
RB, AMT:
Series C, 4.88%, 3/01/36	2,170	2,170,304
Series E, 5.50%, 9/01/38	3,030	3,293,216
		19,894,030
Total Municipal Bonds – 87.9%		724,600,605
Municipal Bonds Transferred to Tender
Option Bond Trusts (f)
California — 1.9%
San Diego County Water Authority, COP,
Refunding, Series 2008-A (AGM),
5.00%, 5/01/33	4,500	4,779,675
Sequoia Union High School District
California, GO, Refunding, Election of
2004, Series B (AGM), 5.50%,
7/01/35	10,055	10,715,888
		15,495,563
Colorado — 0.2%
Colorado Health Facilities Authority,
Refunding RB, Catholic Healthcare,
Series A, 5.50%, 7/01/34	1,580	1,708,177
District of Columbia — 1.2%
Metropolitan Washington Airports
Authority, RB, Series B, AMT (AGM),
5.00%, 10/01/36	10,000	10,207,866
Florida — 3.6%
Broward County School Board Florida,
COP, Series A (AGM), 5.25%, 7/01/33	10,000	10,478,900
City of Tallahassee Florida, RB (NPFGC),
5.00%, 10/01/37	10,000	10,370,400
Jacksonville Electric Authority Florida,
RB, Sub-Series A, 5.63%, 10/01/32	6,300	6,966,540

Municipal Bonds Transferred to Tender	Par
Option Bond Trusts (f)	(000)	Value
Florida (concluded)
Orange County School Board, COP,
Series A (NPFGC), 5.00%, 8/01/30	$ 2,000	$ 2,083,000
		29,898,840
Illinois — 0.7%
City of Chicago Illinois, Refunding RB,
Second Lien (AGM), 5.25%, 11/01/33	5,000	5,442,400
Massachusetts — 2.0%
Massachusetts School Building
Authority, RB, Series A (AGM), 5.00%,
8/15/30	15,000	16,100,700
New Jersey — 1.7%
New Jersey State Turnpike Authority, RB,
Series C (AGM), 5.00%, 1/01/30	13,500	14,298,525
New York — 2.2%
New York State Dormitory Authority,
ERB, Series B, 5.75%, 3/15/36	2,010	2,338,595
Sales Tax Asset Receivable Corp., RB,
Series A (AMBAC), 5.25%, 10/15/27	13,931	15,462,453
		17,801,048
Ohio — 0.1%
State of Ohio, RB, Cleveland Clinic
Health, Series B, 5.50%, 1/01/34	1,000	1,087,630
Texas — 2.4%
Cypress-Fairbanks ISD, GO, Refunding,
Schoolhouse (PSF-GTD), 5.00%,
2/15/32	10,000	10,820,400
Harris County Cultural Education
Facilities Finance Corp., RB, Hospital,
Texas Children's Hospital Project,
5.50%, 10/01/39	8,500	9,071,625
		19,892,025
Washington — 1.3%
State of Washington, GO, Series D
(AGM), 5.00%, 1/01/28	10,000	10,833,100
Wisconsin — 0.3%
Wisconsin Health & Educational
Facilities Authority, Refunding RB,
Froedtert & Community Health Inc.,
5.25%, 4/01/39	2,499	2,639,721
Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 17.6%		145,405,595
Investment Companies	Shares
BlackRock Insured Municipal Term
Trust, Inc. (g)	204,800	2,060,288
Total Investment Companies – 0.3%		2,060,288
Total Long-Term Investments
(Cost – $830,288,140) – 105.8%		872,066,488

BLACKROCK MUNICIPAL BOND FUND, INC.

SEPTEMBER 30, 2010 5

Schedule of Investments(continued)

BlackRock Municipal Insured Fund
(Percentages shown are based on Net Assets)

Short-Term Securities	Shares	Value
FFI Institutional Tax-Exempt Fund,
0.20% (g)(h)	11,651,534$	11,651,534
Total Short-Term Securities
(Cost – $11,651,534) – 1.4%		11,651,534
Total Investments
(Cost – $841,939,674*) – 107.2%		883,718,022
Other Assets Less Liabilities – 0.9%		7,135,388
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (8.1)%		(66,841,958)
Net Assets – 100.0%	$ 824,011,452

* The cost and unrealized appreciation (depreciation) of investments as of

September 30, 2010, as computed for federal income tax purposes,

Aggregate were as follows: cost	$ 777,763,032
Gross unrealized appreciation	$ 45,589,591
Gross unrealized depreciation	$ (6,409,904)
Net unrealized appreciation	39,179,687

(a) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.
(b) Represents a step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate shown reflects the current yield as of report date.
(c) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d) Security is collateralized by Municipal or US Treasury obligations.
(e) Variable rate security. Rate shown is as of report date.
(f) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates.
These securities serve as collateral in a financing transaction.
(g)Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3)
of the Investment Company Act of 1940, as amended, were as follows:

	Shares Held			Shares Held	Value
	at June 30,	Shares	Shares	at September 30,	at September 30,
Affiliate	2009	Purchased	Sold	2010	2010	Income
Black Rock
Insured
Municipal Term
Trust, Inc.	204,800	—	—	204,800	2,060,288	$ 5,120
FFI Institutional
Tax-Exempt
Fund	16,338,498	—	(4,686,964)[1]	11,651,534	11,651,534	$ 8,037
[1] Represents net shares sold.
(h) Represents the current yield as of report date.

6 BLACKROCK MUNICIPAL BOND FUND, INC.

SEPTEMBER 30, 2010

Schedule of Investments(concluded)

BlackRock Municipal Insured Fund

•Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of September 30, 2010 in determining the fair valuation of the Fund's investments:

Valuation Inputs	Level 1	Level 2	Level 3 Total
Assets:
Investments in Securities:
Long-Term
Investments[1]	$ 2,060,288 $870,006,200		— $ 872,066,488
Short-Term
Securities	11,651,534	—	—	11,651,534
Total	$ 13,711,822 $870,006,200		— $ 883,718,022

1 See above Schedule of Investments for values in each state or political subdivision, excluding security types in Level 1 within the table.

BLACKROCK MUNICIPAL BOND FUND, INC.

SEPTEMBER 30, 2010 7

Schedule of Investments September 30, 2010 (Unaudited)

BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Alabama — 0.7%
Birmingham Special Care Facilities
Financing Authority, RB, Children's
Hospital (AGC), 6.00%, 6/01/39	$ 10,235	$ 11,323,185
Courtland IDB Alabama, RB,
International Paper Co. Projects,
Series A, 6.25%, 11/01/33	2,530	2,720,661
Courtland IDB, Refunding RB, AMT:
Champion International Corp.
Project, 6.00%, 8/01/29	185	186,058
International Paper Co., Series B,
6.25%, 8/01/25	750	768,863
Jefferson County Public Building
Authority, RB, Warrants (AMBAC),
5.13%, 4/01/21	3,525	2,292,660
		17,291,427
Arizona — 1.3%
Maricopa County & Phoenix Industrial
Development Authorities, Refunding
RB, S/F, Series A-2, AMT (Ginnie Mae),
5.80%, 7/01/40	3,165	3,224,375
Maricopa County IDA Arizona, RB,
Arizona Charter Schools Project,
Series A, 6.75%, 7/01/29	3,100	2,162,312
Peoria Improvement District No. 8401
Arizona, Special Assessment Bonds:
No. 8801, 7.30%, 1/01/11	395	401,174
No. 8802, 7.20%, 1/01/13	510	520,277
Pima County IDA, IDRB, Tucson Electric
Power, Series A, 6.38%, 9/01/29	3,785	3,865,734
Pima County IDA, Refunding IDRB,
Tucson Electric Power, 5.75%,
9/01/29	8,525	8,844,517
Pima County IDA, Refunding RB, Tucson
Electric Power Co., San Juan, Series A,
4.95%, 10/01/20	9,330	9,951,751

	Par
Municipal Bonds	(000)	Value
Arizona (concluded)
Pinal County IDA Arizona, RB, San
Manuel Facility Project, AMT, 6.25%,
6/01/26	$ 500	$ 447,760
Prescott Valley Improvement District
Arizona, Special Assessment Bonds,
Sewer Collection System Roadway
Repair, 7.90%, 1/01/12	119	123,227
Vistancia Community Facilities District
Arizona, GO:
6.75%, 7/15/22	3,000	3,147,420
5.75%, 7/15/24	2,125	2,274,069
		34,962,616
California — 13.6%
California Health Facilities Financing
Authority, RB, Sutter Health, Series A,
6.25%, 8/15/35	2,500	2,527,675
California Health Facilities Financing
Authority, Refunding RB Catholic
Healthcare West :
Series A, 6.00%, 7/01/39	5,655	6,194,091
Series E, 5.63%, 7/01/25	15,000	16,470,300
California State Public Works Board,
RB, Various Capital Projects
Sub-Series A-1, 6.00%, 3/01/35	5,000	5,360,100
Sub-Series I-1, 6.38%, 11/01/34	7,455	8,212,950
California Statewide Communities
Development Authority, RB, Health
Facility, Memorial Health Services,
Series A, 6.00%, 10/01/23	9,880	10,476,752
California Statewide Communities
Development Authority, Refunding RB:
Catholic Healthcare West, Series B,
5.50%, 7/01/30	3,000	3,163,890
Southern California Edison,
Series A, 4.50%, 9/01/29	21,800	21,938,212

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.	HFA	Housing Finance Agency
AGM	Assured Guaranty Municipal Corp.	HRB	Housing Revenue Bonds
AMBAC	American Municipal Bond Assurance Corp.	IDA	Industrial Development Authority
AMT	Alternative Minimum Tax (subject to)	IDB	Industrial Development Board
ARB	Airport Revenue Bonds	IDRB	Industrial Development Revenue Bonds
BHAC	Berkshire Hathaway Assurance Corp.	MRB	Mortgage Revenue Bonds
COP	Certificates of Participation	NPFGC	National Public Finance Guarantee Corp.
EDA	Economic Development Authority	PILOT	Payment in Lieu of Taxes
EDC	Economic Development Corp.	RB	Revenue Bonds
ERB	Education Revenue Bonds	S/F	Single Family
FHA	Federal Housing Administration	TE	Tax-Exempt
GO	General Obligation Bonds	TIF	Tax Increment Financing

BLACKROCK MUNICIPAL BOND FUND, INC

SEPTEMBER 30, 2010 1

Schedule of Investments(continued)

BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
California (continued)
Chula Vista Community Facilities District
California, Special Tax Bonds, District
No. 06-1, Eastlake-Woods,
Improvement Area A, 6.15%, 9/01/26 $	3,215	$ 3,309,392
City of Chula Vista California, Refunding
RB, San Diego Gas & Electric,
Series A, 5.88%, 2/15/34	4,875	5,496,904
City of Roseville California, Special Tax
Bonds, Stoneridge Community
Facilities No. 1, 6.30%, 9/01/11 (a)	2,500	2,687,550
County of Sacramento California, RB,
Subordinated and Passenger Facility
Charges/Grant, Series C, 6.00%,
7/01/39	13,265	14,540,430
Imperial Irrigation District, Refunding RB,
System, 5.13%, 11/01/38	10,250	10,829,227
Los Angeles Municipal Improvement
Corp., RB, Real Property, Series E:
6.00%, 9/01/34	2,685	2,999,011
6.00%, 9/01/39	6,000	6,717,180
Modesto Irrigation District, COP:
Capital Improvements, Series A,
6.00%, 10/01/39	9,775	10,898,636
Series B, 5.50%, 7/01/35	15,000	16,226,400
Pittsburg Redevelopment Agency, Tax
Allocation Bonds, Refunding,
Subordinate, Los Medanos Community
Project, Series A, 6.50%, 9/01/28	10,000	11,341,000
Pittsburg Unified School District, COP,
6.20%, 9/01/34	10,465	10,960,413
Port of Oakland, RB, Series K, AMT
(NPFGC), 5.88%, 11/01/30	2,950	2,952,566
San Francisco City & County Airports
Commission, RB, Series E, 6.00%,
5/01/39	24,300	27,344,547
San Francisco City & County Airports
Commission, Refunding RB, Second
Series 34E, AMT (AGM):
5.75%, 5/01/21	8,220	9,277,339
5.75%, 5/01/23	17,000	18,937,660
San Francisco City & County
Redevelopment Agency, Special Tax
Bonds, Community Facilities District
No. 6-Mission, Series A:
6.00%, 8/01/21	5,000	5,034,750
6.00%, 8/01/25	2,550	2,562,546
San Francisco Uptown Parking Corp.
California, RB, Union Square (NPFGC),
6.00%, 7/01/20	1,075	1,133,996
San Juan Water District, COP, Series A,
6.00%, 2/01/39	10,000	11,306,100
Santa Margarita Water District
California, Special Tax Bonds,
Refunding, Facilities District No. 99-1,
6.20%, 9/01/20	2,650	2,712,911
State of California, GO, Various Purpose:
6.00%, 3/01/33	16,000	18,220,800
6.50%, 4/01/33	38,000	44,670,520
Tuolumne Wind Project Authority, RB,
Tuolumne Co. Project, Series A,
5.88%, 1/01/29	16,130	18,261,096

	Par
Municipal Bonds	(000)	Value
California (concluded)
University of California, RB, Series O,
5.25%, 5/15/39	$ 20,695	$ 22,755,601
		355,520,545
Colorado — 0.9%
Colorado Health Facilities Authority, RB,
Catholic Health Initiatives, Series D,
6.25%, 10/01/33	3,520	3,996,678
Colorado Housing & Finance Authority,
RB, S/F Program, Senior Series B-3,
6.55%, 10/01/16	105	109,374
Colorado Housing & Finance Authority,
Refunding RB, S/F Program :
Senior Series A-2, AMT, 7.50%,
4/01/31	135	142,792
Senior Series A-3, 7.35%, 10/01/30	60	62,935
Senior Series C-3 (FHA), 6.75%,
10/01/21	235	258,495
Senior Series C-3 (FHA), 7.15%,
10/01/30	55	56,082
Series B-2, AMT, 7.10%, 4/01/17	45	46,616
Series B-2, AMT, 7.25%, 10/01/31	430	441,202
Series C-2, AMT (FHA), 7.25%,
10/01/31	165	165,924
Elk Valley Public Improvement Corp., RB,
Public Improvement Fee:
Series A, 7.35%, 9/01/31	7,560	7,293,208
Series B, 7.45%, 9/01/31	705	686,973
Plaza Metropolitan District No. 1
Colorado, Tax Allocation Bonds Public
Improvement Fee, Tax Increment:
8.00%, 12/01/25	7,700	8,062,362
Subordinate Fee, 8.13%, 12/01/25	1,885	1,759,704
		23,082,345
Connecticut — 0.1%
Connecticut State Development
Authority, RB, Bridgeport, AMT
(AMBAC), 6.15%, 4/01/35	1,250	1,254,275
Connecticut State Health & Educational
Facility Authority, RB, Bridgeport
Hospital, Series A (NPFGC), 6.63%,
7/01/18	1,000	1,012,950
Connecticut State Health & Educational
Facility Authority, Refunding RB
(Radian), 6.63%, 7/01/26	640	640,723
		2,907,948
District of Columbia — 1.4%
District of Columbia, RB, Series A,
5.50%, 12/01/30	17,000	19,820,470
District of Columbia Water & Sewer
Authority, RB, Series A:
6.00%, 10/01/35	7,630	8,773,279
5.50%, 10/01/39	6,475	7,129,882
		35,723,631

2 BLACKROCK MUNICIPAL BOND FUND, INC

SEPTEMBER 30, 2010

Schedule of Investments(continued)

BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Florida — 7.5%
Anthem Park Community Development
District, Special Assessment Bonds,
5.80%, 5/01/36 (b)(c)	$ 1,815	$ 1,302,498
County of Escambia Florida, RB,
International Paper Co. Projects,
Series B, 6.25%, 11/01/33	7,500	8,065,200
County of Lee Florida, RB, Series A, AMT
(AGM), 6.00%, 10/01/29	13,015	13,163,111
County of Miami-Dade Florida, GO,
Building Better Communities Program:
Series B, 6.38%, 7/01/28	7,750	9,104,235
Series B-1, 6.00%, 7/01/38	25,000	28,374,250
County of Miami-Dade Florida,
Refunding RB:
Miami International Airport,
Series A-1, 5.50%, 10/01/30	8,855	9,696,402
Series C, 6.00%, 10/01/23	20,000	23,372,400
Fiddlers Creek Community Development
District No. 2, Special Assessment
Bonds (b)(c):
Series A, 6.38%, 5/01/35	6,850	2,672,185
Series B, 5.75%, 5/01/13	555	216,506
Florida Housing Finance Corp., RB,
Homeowner Mortgage, Series 3, AMT
(NPFGC), 6.35%, 7/01/28	535	571,942
Florida Housing Finance Corp.,
Refunding RB, AMT, Homeowner
Mortgage:
Series 1 (Ginnie Mae), 6.00%,
7/01/39	4,265	4,418,668
Series 4 (AGM), 6.25%, 7/01/22	290	308,751
Harbor Bay Community Development
District Florida, Special Assessment
Bonds, Series A, 7.00%, 5/01/33	935	939,357
Highland Meadows Community
Development District, Special
Assessment Bonds, Series A, 5.50%,
5/01/36 (b)(c)	1,090	439,128
Hillsborough County IDA, RB, National
Gypsum Co.:
Series A, 7.13%, 4/01/30	6,000	5,786,160
Series B, 7.13%, 4/01/30	7,750	7,473,790
Jacksonville Economic Development
Commission, RB:
Mayo Clinic Jacksonville, Series B,
5.50%, 11/15/36	2,000	2,046,600
Mayo Clinic, Series A (NPFGC),
5.50%, 11/15/36	1,000	1,023,300
Jacksonville Electric Authority Florida,
RB:
Scherer 4 Project, Series A, 6.00%,
10/01/37	8,225	9,149,079
Sub-Series A, 5.63%, 10/01/32	10,525	11,638,545
Jacksonville Port Authority, RB, AMT
(AGC), 6.00%, 11/01/38	8,105	8,339,235
Lee County Housing Finance Authority,
RB, Multi-County Program, Series A-2,
AMT (Ginnie Mae), 6.00%, 9/01/40	560	631,098

	Par
Municipal Bonds	(000)	Value
Florida (concluded)
Lexington Oaks Community District,
Special Assessment Bonds, Series A,
6.70%, 5/01/33	$ 1,075	$ 1,105,401
Miami-Dade County IDA, RB, Waste
Management Inc. Project, Series 1,
Mandatory Put Bonds, AMT, 7.00%,
12/01/18 (d)	2,000	2,016,340
Orange County School Board, COP,
Series A (AGC), 5.50%, 8/01/34	11,100	12,112,542
Orlando Urban Community Development
District Florida, Special Assessment
Bonds, Capital Improvement, Series A,
6.95%, 5/01/11 (a)	930	967,972
Panther Trace II Community
Development District, Special
Assessment Bonds, Special
Assessment, 5.13%, 11/01/13	8,645	7,629,558
Santa Rosa County School Board, COP,
Refunding, Series 2 (NPFGC), 5.25%,
2/01/26	2,000	2,141,760
Sarasota County Public Hospital District,
RB, Sarasota Memorial Hospital
Project, Series A, 5.63%, 7/01/39	14,570	15,419,722
St. Lucie West Services District,
Refunding RB, Senior Lien (NPFGC),
6.00%, 10/01/22	2,000	2,047,280
Sterling Hill Community Development
District, Special Assessment Bonds,
Refunding, Series B, 5.50%,
11/01/10	165	127,050
Tern Bay Community Development
District, Special Assessment Bonds,
Refunding, Series B, 5.00%,
5/01/15 (b)(c)	1,190	357,119
Watergrass Community Development
District, Special Assessment Bonds,
Series B:
4.88%, 11/01/10	2,415	1,954,701
5.13%, 11/01/14	1,000	600,070
		195,211,955
Georgia — 1.8%
City of Atlanta Georgia, RB, General,
Series B, AMT (NPFGC), 5.63%,
1/01/30	20,000	20,136,000
DeKalb County Hospital Authority
Georgia, RB, DeKalb Medical Center
Inc. Project, 6.13%, 9/01/40	3,535	3,652,857
Fulton County Residential Care Facilities
for the Elderly Authority, Refunding
RB, Canterbury Court Project, Series A,
6.00%, 2/15/22	2,250	2,215,260
Municipal Electric Authority of Georgia,
Refunding RB, Project One,
Sub-Series D, 6.00%, 1/01/23	10,000	11,691,400
Richmond County Development
Authority, RB, Recovery Zone Facility,
International Paper Co., Series B,
6.25%, 11/01/33	3,625	3,898,180

BLACKROCK MUNICIPAL BOND FUND, INC

SEPTEMBER 30, 2010 3

Schedule of Investments(continued)

BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Georgia (concluded)
Rockdale County Development Authority,
RB, Visy Paper Project, Series A, AMT,
6.13%, 1/01/34	$ 5,000	$ 4,814,350
		46,408,047
Illinois — 7.6%
Bolingbrook Special Service Area No. 1,
Special Tax Bonds, Forest City Project,
5.90%, 3/01/27	1,000	849,440
Chicago Transit Authority, RB, Federal
Transit Administration Section 5309,
Series A (AGC), 6.00%, 6/01/26	12,425	14,692,314
City of Chicago Illinois, ARB, General,
Third Lien, Series B-2, AMT (Syncora),
6.00%, 1/01/29	55,000	57,822,600
City of Chicago Illinois, RB, Series A, AMT
(Ginnie Mae), 7.15%, 9/01/31	145	148,860
City of Chicago Illinois, Refunding RB,
Second Lien, 5.25%, 11/01/38	12,870	13,787,888
City of Chicago Illinois, Special
Assessment Bonds, Lake Shore East,
6.75%, 12/01/32	2,000	1,974,860
Illinois Finance Authority, RB:
Advocate Health Care Network,
Series D, 6.50%, 11/01/38	5,700	6,498,456
Community Rehabilitation Providers
Facilities, Series A, 6.50%, 7/01/22	3,140	3,147,850
Roosevelt University Project, 6.50%,
4/01/39	8,300	8,955,285
Rush University Medical Center
Obligation Group, Series A, 7.25%,
11/01/30	6,900	8,036,568
Rush University Medical Center
Obligation Group, Series B, 7.25%,
11/01/30	5,280	6,149,722
Rush University Medical Center,
Series C, 6.38%, 11/01/29	2,860	3,152,635
University of Chicago, Series B,
6.25%, 7/01/38	20,000	23,645,400
Illinois Finance Authority, Refunding RB,
Series A:
Northwestern Memorial Hospital,
6.00%, 8/15/39	9,400	10,516,626
OSF Healthcare System, 7.00%,
11/15/27	3,335	3,581,890
OSF Healthcare System, 7.13%,
11/15/35	1,790	1,919,041
OSF Healthcare System, 6.00%,
5/15/39	6,000	6,368,820
State of Illinois, GO, First Series (NPFGC)
(a):
5.75%, 12/01/10	8,890	8,972,321
5.75%, 12/01/10	3,745	3,779,679
5.75%, 12/01/10	4,000	4,037,040
Village of Hodgkins Illinois, RB, MBM
Project, AMT, 6.00%, 11/01/23	10,000	10,008,500
Village of Wheeling Illinois, Tax Allocation
Bonds, North Milwaukee/Lake-Cook
TIF Project, 6.00%, 1/01/25	1,540	1,462,107
		199,507,902

	Par
Municipal Bonds	(000)	Value
Indiana — 4.1%
Indiana Finance Authority, RB, Trinity
Health, Series A, 5.63%, 12/01/38	$ 10,000	$ 10,939,100
Indiana Finance Authority, Refunding
RB:
Duke Energy Indiana Project,
Series B, 6.00%, 8/01/39,	8,335	9,302,027
U.S. Steel Corp., 6.00%, 12/01/26	10,500	11,100,915
Indiana Municipal Power Agency, RB,
Series B, 6.00%, 1/01/39	10,500	11,635,995
Indianapolis Local Public Improvement
Bond Bank, Refunding RB:
PILOT, Infrastructure Project,
Series F (AGM), 5.00%, 1/01/35	23,550	25,223,227
Waterworks Project, Series A (AGC),
5.50%, 1/01/38	34,125	37,867,830
		106,069,094
Kansas — 0.1%
City of Wichita Kansas, Refunding RB,
Facilities, Series III, 6.25%, 11/15/19	2,500	2,598,275
Sedgwick & Shawnee Counties Kansas,
RB, Mortgage-Backed Securities,
Series A1, AMT (Ginnie Mae), 6.95%,
6/01/29	755	804,234
		3,402,509
Kentucky — 1.1%
County of Owen Kentucky, RB, Kentucky-
American Water Co. Project, Series A,
5.38%, 6/01/40	8,335	8,616,973
Kentucky Economic Development
Finance Authority, RB, Louisville
Arena, Sub-Series A-1 (AGC), 6.00%,
12/01/42	2,500	2,717,300
Kentucky Economic Development
Finance Authority, Refunding RB,
Owensboro Medical Health System,
Series A, 6.38%, 6/01/40	5,000	5,331,950
Louisville/Jefferson County Metropolitan
Government, Refunding RB, Jewish
Hospital & St. Mary's HealthCare,
6.13%, 2/01/37	11,465	12,262,620
		28,928,843
Louisiana — 0.9%
Louisiana HFA, RB, S/F, Series D-2, AMT
(Ginnie Mae), 5.80%, 6/01/20	190	198,742
Louisiana Local Government
Environmental Facilities & Community
Development Authority, RB, Westlake
Chemical Corp.:
Projects, 6.75%, 11/01/32	3,500	3,685,955
Series A, 6.50%, 8/01/29	6,665	7,000,116
Louisiana Public Facilities Authority,
Refunding RB, Entergy Louisiana, LLC
Project, 5.00%, 6/01/30 (e)	12,500	12,584,000
		23,468,813

4 BLACKROCK MUNICIPAL BOND FUND, INC

SEPTEMBER 30, 2010

Schedule of Investments(continued)

BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Maryland — 0.2%
Maryland Community Development
Administration, HRB, Series B, AMT,
6.15%, 1/01/21	$ 730	$ 731,139
Maryland Community Development
Administration, RB, Waters Landing II
Apartments, Series A, Mandatory Put
Bonds, AMT, 5.88%, 8/01/33 (d)	1,000	1,012,950
Maryland EDC, RB:
Term Project, Series B, 5.75%,
6/01/35	1,500	1,571,250
Transportation Facilities Project,
Series A, 5.75%, 6/01/35	2,350	2,461,625
		5,776,964
Massachusetts — 0.6%
Massachusetts HFA, RB, Series B,
7.00%, 12/01/38	5,000	5,656,350
Massachusetts Port Authority, Refunding
RB, Series B, 5.00%, 7/01/40	10,000	10,766,900
		16,423,250
Michigan — 2.8%
County of Wayne Michigan, GO, Building
Improvement, Series A, 6.75%,
11/01/39	2,190	2,368,485
Eastern Michigan University, Refunding
RB, General (AMBAC), 6.00%,
6/01/24	415	420,665
Flint Hospital Building Authority
Michigan, Refunding RB, Hurley
Medical Center, 6.00%, 7/01/20	2,635	2,643,300
Kalamazoo Hospital Finance Authority,
Refunding RB, Bronson Methodist
Hospital, 5.50%, 5/15/36	14,565	14,913,832
Michigan State Building Authority,
Refunding RB, Facilities Program,
Series I:
6.00%, 10/15/38	10,875	12,073,642
6.25%, 10/15/38	6,250	7,043,875
Michigan State Hospital Finance
Authority, Refunding RB:
Henry Ford Health System, Series A,
5.25%, 11/15/32	7,905	7,991,085
Hospital, Henry Ford Health, 5.75%,
11/15/39	5,430	5,648,449
Royal Oak Hospital Finance Authority
Michigan, Refunding RB:
William Beaumont Hospital, 8.25%,
9/01/39	15,195	18,379,872
William Beaumont, Series W, 6.00%,
8/01/39	2,640	2,749,930
		74,233,135
Minnesota — 1.1%
City of Eden Prairie Minnesota, RB,
Rolling Hills Project, Series A (Ginnie
Mae), 6.15%, 8/20/31	1,000	1,061,770
City of Minneapolis Minnesota,
Refunding RB, Fairview Health
Services:
Series A, 6.75%, 11/15/32	4,800	5,510,256

	Par
Municipal Bonds	(000)	Value
Minnesota (concluded)
City of Minneapolis Minnesota,
Refunding RB, Fairview Health
Services (concluded):
Series B (AGC), 6.50%, 11/15/38	$ 14,660	$ 16,829,387
Minneapolis & St. Paul Metropolitan
Airports Commission, RB,
Sub-Series D, AMT (NPFGC):
5.75%, 1/01/12	470	475,367
5.75%, 1/01/14	470	474,691
5.75%, 1/01/15	2,060	2,078,540
Ramsey County Housing &
Redevelopment Authority Minnesota,
RB, Hanover Townhouses Project,
AMT, 6.00%, 7/01/31	1,110	1,118,658
		27,548,669
Mississippi — 0.1%
County of Warren Mississippi, Refunding
RB, International Paper Co. Project,
Series B, AMT, 6.75%, 8/01/21	1,700	1,719,142
Missouri — 0.0%
City of Fenton Missouri, Tax Allocation
Bonds, Refunding, Gravois Bluffs
Redevelopment Project, 5.00%,
4/01/14	1,000	1,068,610
Multi-State — 0.1%
MuniMae TE Bond Subsidiary LLC,
7.50%, 6/30/49 (f)(g)	1,894	1,742,418
Nevada — 4.2%
City of Las Vegas Nevada, GO, Limited
Tax, Performing Arts Center, 6.00%,
4/01/34	10,000	11,298,800
City of Reno Nevada, Special
Assessment Bonds, Somerset
Parkway, 6.63%, 12/01/22	1,705	1,632,827
Clark County Water Reclamation District,
GO, Series B, 5.75%, 7/01/38	26,000	29,412,500
County of Clark Nevada, RB, Series B:
5.13%, 7/01/36	20,000	20,691,200
5.75%, 7/01/42	37,400	40,608,546
County of Clark Nevada, Special
Assessment Bonds, Special
Improvement District No. 142, Local
Improvement, 6.38%, 8/01/23	1,450	1,426,800
Nevada Housing Division, RB, Multi-Unit
Housing, Series A, AMT (Freddie Mac),
6.30%, 4/01/32	4,950	4,955,297
		110,025,970
New Hampshire — 0.1%
New Hampshire Business Finance
Authority, Refunding RB, Public
Service Co. of New Hampshire Project,
Series C (NPFGC), 5.45%, 5/01/21	2,000	2,107,180
New Jersey — 0.9%
New Jersey EDA, RB, Cedar Crest Village
Inc. Facility, Series A, 7.25%,
11/15/11 (a)	3,300	3,585,120

BLACKROCK MUNICIPAL BOND FUND, INC

SEPTEMBER 30, 2010 5

Schedule of Investments(continued)

BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Jersey (concluded)
New Jersey EDA, Refunding RB, New
Jersey American Water Co., Inc.
Project, Series B, AMT, 5.60%,
11/01/34	$ 8,000	$ 8,486,800
New Jersey Educational Facilities
Authority, Refunding RB, University of
Medicine & Dentistry, Series B:
7.13%, 12/01/23	1,870	2,237,268
7.50%, 12/01/32	7,200	8,442,000
New Jersey State Housing & Mortgage
Finance Agency, Refunding RB,
Series B (AGM), 6.25%, 11/01/26	640	640,966
		23,392,154
New Mexico — 0.1%
County of Santa Fe New Mexico, RB
(AGM), 6.00%, 2/01/27	250	303,675
New Mexico Mortgage Finance Authority,
RB, S/F Mortgage Program, Series D,
AMT (Fannie Mae), 6.15%, 7/01/35	1,805	1,946,711
		2,250,386
New York — 5.1%
City of New York New York, GO,
Series E-1, 6.25%, 10/15/28	7,600	9,213,936
Long Island Power Authority, Refunding
RB, General, Series A, 6.00%,
5/01/33	40,800	47,160,312
Metropolitan Transportation Authority,
RB:
Series 2008C, 6.50%, 11/15/28	17,420	20,841,985
Series A, 5.25%, 11/15/36	8,800	9,319,024
New York City Housing Development
Corp., RB, Series M:
6.50%, 11/01/28	4,300	4,664,941
6.88%, 11/01/38	5,700	6,190,200
New York City Industrial Development
Agency, RB, Special Needs Facilities
Pooled Program, Series C-1, 6.00%,
7/01/12	1,295	1,301,540
New York State Dormitory Authority,
ERB, Series B, 5.75%, 3/15/36	13,900	16,172,372
New York State Dormitory Authority,
Refunding RB, State University
Educational Facilities, Series A,
7.50%, 5/15/13	3,000	3,490,800
Oneida County Industrial Development
Agency New York, RB, Civic Facility,
Faxton Hospital, Series C (Radian),
6.63%, 1/01/15	2,285	2,314,454
Port Authority of New York & New Jersey,
Refunding RB, Consolidated, 152nd
Series, AMT, 5.75%, 11/01/30	3,250	3,640,487
Westchester County Industrial
Development Agency New York, MRB,
Kendal on Hudson Project, Series A,
6.50%, 1/01/13 (a)	8,095	9,099,670

	Par
Municipal Bonds	(000)	Value
New York (concluded)
Westchester County Industrial
Development Agency New York, RB,
Special Needs Facilities Pooled
Program, Series E-1, 6.00%, 7/01/12 $	300	$ 301,515
		133,711,236
North Carolina — 0.5%
Columbus County Industrial Facilities &
Pollution Control Financing Authority
North Carolina, RB, International
Paper Co. Projects, Series B, 6.25%,
11/01/33	3,000	3,226,080
North Carolina HFA, RB, Homeownership
Ownership, Series 9A, AMT, 5.80%,
1/01/20	3,130	3,274,011
North Carolina Medical Care
Commission, RB, First Mortgage (a):
Forest at Duke Project, 6.38%,
9/01/12	1,000	1,105,570
Givens Estates Project, Series A,
6.50%, 7/01/13	2,500	2,911,625
Presbyterian Homes Project, 6.88%,
10/01/10	2,500	2,525,450
		13,042,736
Ohio — 3.2%
County of Allen Ohio, Refunding RB,
Catholic Healthcare, Series B, 5.25%,
9/01/27	14,345	15,825,547
County of Montgomery Ohio, Refunding
RB, Catholic Healthcare, Series A,
5.50%, 5/01/34	21,850	23,994,578
Ohio Air Quality Development Authority,
Refunding RB, Ohio Power Co. Galvin
Project, Series A, Mandatory Put
Bonds, AMT, 2.88%, 12/01/27 (d)	8,000	8,003,600
Ohio HFA, Refunding RB, Residential
Mortgage Backed, Series C, AMT
(Ginnie Mae), 5.90%, 9/01/35	420	429,815
Ohio State Water Development
Authority, Refunding RB, FirstEnergy
Nuclear Generation Corp. Project,
Series A, Mandatory Put Bonds, (d):
5.88%, 6/01/33	8,300	9,279,483
3.38%, 7/01/33 (e)	25,000	24,939,250
		82,472,273
Oregon — 0.00%
City of Portland Oregon, HRB, Lovejoy
Station Apartments Project, AMT
(NPFGC), 5.90%, 7/01/23	500	500,605
Pennsylvania — 3.8%
Cumberland County Municipal Authority,
RB, Diakon Lutheran, 6.38%, 1/01/39	8,975	9,519,962
Cumberland County Municipal Authority,
Refunding RB, Diakon Lutheran,
6.50%, 1/01/39	2,245	2,314,169

6 BLACKROCK MUNICIPAL BOND FUND, INC

SEPTEMBER 30, 2010

Schedule of Investments(continued)

BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Pennsylvania (concluded)
Dauphin County General Authority,
Refunding RB, Pinnacle Health System
Project, Series A:
6.00%, 6/01/29	$ 7,400	$ 8,017,678
6.00%, 6/01/36	2,775	2,956,013
Delaware County IDA Pennsylvania,
Refunding RB, Resource Recovery
Facility, Series A, 6.10%, 7/01/13	5,255	5,261,464
Delaware River Port Authority, RB, Series
D, 5.00%, 1/01/35	10,000	10,552,500
Lancaster County Hospital Authority, RB,
Brethren Village Project, Series A:
6.25%, 7/01/26	1,160	1,181,564
6.50%, 7/01/40	2,500	2,505,075
Pennsylvania Economic Development
Financing Authority, RB:
Allegheny Energy Supply Co., 7.00%,
7/15/39	10,000	11,430,700
American Water Co. Project, 6.20%,
4/01/39	2,475	2,738,241
Aqua Pennsylvania Inc. Project,
5.00%, 11/15/40	10,000	10,523,300
Pennsylvania HFA, Refunding RB, S/F
Mortgage, Series 62A, AMT, 5.45%,
10/01/29	3,000	3,002,100
Pennsylvania Turnpike Commission, RB,
Sub-Series B-1, 5.00%, 12/01/37	24,915	25,878,961
Philadelphia Authority for Industrial
Development, RB, Commercial
Development, AMT, 7.75%, 12/01/17	1,265	1,266,683
Sayre Health Care Facilities Authority,
Refunding RB, Guthrie Health, Series
A, 5.88%, 12/01/31	1,085	1,108,414
		98,256,824
Puerto Rico — 2.9%
Commonwealth of Puerto Rico, GO,
Refunding, Public improvement,
Series B, 6.50%, 7/01/37	15,000	16,872,000
Puerto Rico Industrial Tourist
Educational Medical & Environmental
Control Facilities Financing Authority,
RB, Hospital De La Concepcion, Series
A, 6.13%, 11/15/25	4,000	4,061,680
Puerto Rico Sales Tax Financing Corp.,
RB, First Sub-Series A, 6.50%,
8/01/44	20,000	22,935,400
Puerto Rico Sales Tax Financing Corp.,
Refunding RB, First Sub-Series C:
5.38%, 8/01/38	14,105	14,972,599
6.00%, 8/01/39	15,800	17,639,278
		76,480,957
Rhode Island — 0.8%
Rhode Island Health & Educational
Building Corp., RB, Hospital Financing,
LifeSpan Obligation,
Series A (AGC), 7.00%, 5/15/39	6,250	7,388,687

	Par
Municipal Bonds	(000)	Value
Rhode Island (concluded)
Rhode Island Health & Educational
Building Corp., Refunding RB, Public
Schools Financing Program, Series E
(AGC), 6.00%, 5/15/29	$ 11,070	$ 12,584,487
		19,973,174
South Carolina — 0.3%
Medical University Hospital Authority,
Refunding RB, Series A (a):
6.38%, 8/15/12	5,400	5,989,788
6.50%, 8/15/12	2,450	2,723,298
		8,713,086
Tennessee — 0.7%
Chattanooga IDB Tennessee, RB
(AMBAC):
5.75%, 10/01/17	4,485	4,485,673
5.75%, 10/01/18	3,740	3,740,561
Memphis-Shelby County Airport
Authority, RB, AMT:
Series B, 5.75%, 7/01/25	2,000	2,175,680
Series D (AMBAC), 6.00%, 3/01/24	715	721,699
Shelby County Health Educational &
Housing Facilities Board, Refunding
RB, Methodist Healthcare (a):
6.50%, 9/01/12	2,920	3,253,814
6.50%, 9/01/12	4,380	4,880,722
		19,258,149
Texas — 12.3%
Austin Texas Convention Enterprises
Inc., RB, First Tier, Series A (a):
6.60%, 1/01/11	5,300	5,384,535
6.70%, 1/01/11	2,300	2,337,283
Bexar County Health Facilities
Development Corp. Texas, Refunding
RB, Army Retirement Residence
Project, 6.30%, 7/01/12 (a)	1,750	1,929,865
Brazos River Authority, Refunding RB,
TXU Electric Co. Project, Series C,
Mandatory Put Bonds, AMT, 5.75%,
5/01/36 (d)	13,000	12,382,500
Brazos River Harbor Navigation District,
Refunding RB, Dow Chemical Co.
Project, Series A7, AMT, 6.63%,
5/15/33	6,865	7,055,504
Central Texas Housing Finance Corp.,
RB, AMT (Ginnie Mae), 8.20%,
6/28/17	105	109,593
City of Brownsville Texas, Refunding RB,
Series A (AMBAC), 5.00%, 9/01/31	20,000	21,039,600
City of Dallas Texas, Refunding RB,
5.00%, 10/01/35	5,025	5,474,838
City of Houston Texas, RB, Subordinate
Lien, Series A, AMT (AGM), 5.63%,
7/01/30	1,150	1,150,724
City of Houston Texas, Refunding RB,
Combined, First Lien, Series A (AGC):
6.00%, 11/15/35	23,900	28,003,391
5.38%, 11/15/38	26,160	29,022,689
County of Montgomery Texas, GO, Series
08-B, 5.13%, 3/01/31	5,000	5,477,150

BLACKROCK MUNICIPAL BOND FUND, INC

SEPTEMBER 30, 2010 7

Schedule of Investments(continued)

BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Texas (concluded)
Dallas-Fort Worth International Airport
Facilities Improvement Corp., RB,
Series A, AMT (NPFGC), 6.00%,
11/01/24	$ 30,000	$ 30,058,800
Gregg County Health Facilities
Development Corp. Texas, RB, Good
Shepherd Medical Center Project
(Radian) (a):
6.38%, 10/01/10	3,500	3,535,560
6.88%, 10/01/10	1,000	1,010,180
Gulf Coast Waste Disposal Authority,
Refunding RB, Series A, AMT, 6.10%,
8/01/24	4,025	4,085,214
Harris County Cultural Education
Facilities Finance Corp., Refunding RB,
St. Luke's, 5.63%, 2/15/25	10,000	11,131,200
Harris County Health Facilities
Development Corp., Refunding RB,
Memorial Hermann Healthcare
System, Series B, 7.25%, 12/01/35	3,900	4,504,890
La Vernia Higher Education Finance
Corp., RB, KIPP Inc., 6.25%, 8/15/39	1,000	1,045,610
Matagorda County Navigation District
No. 1 Texas, Refunding RB, Central
Power & Light Co. Project, Series A,
6.30%, 11/01/29	7,300	8,109,716
North Texas Tollway Authority, RB, Toll,
2nd Tier, Series F, 6.13%, 1/01/31	16,825	18,212,558
Port of Bay City Authority Texas, RB,
Hoechst Celanese Corp. Project, AMT,
6.50%, 5/01/26	7,495	7,495,000
Southeast Texas Housing Finance Corp.,
RB, Series B, AMT (Ginnie Mae),
8.50%, 11/01/25	15	15,280
State of Texas, GO, Transportation
Commission, Mobility Fund, 5.00%,
4/01/37	10,000	10,656,000
Tarrant County Cultural Education
Facilities Finance Corp., RB, Scott &
White Healthcare, 6.00%, 8/15/45	40,000	43,020,400
Tarrant County Cultural Education
Facilities Finance Corp., Refunding RB,
Northwest Senior Housing, Edgemere
Project, Series A, 6.00%, 11/15/26	2,200	2,257,530
Texas Private Activity Bond Surface
Transportation Corp., RB, Senior Lien:
LBJ Infrastructure Group LLC, LBJ
Freeway Managed Lanes Project,
7.00%, 6/30/40	20,000	21,843,600
NTE Mobility Partners LLC, North
Tarrant Express Managed Lanes
Project, 6.88%, 12/31/39	20,350	22,417,153
Texas State University Systems, RB,
Series A, 5.00%, 3/15/35	10,685	11,598,247
		320,364,610
Washington — 1.6%
Port of Seattle Washington, Refunding
RB, Intermediate Lien, Series B,
5.00%, 6/01/40	20,075	21,111,071

	Par
Municipal Bonds	(000)	Value
Washington (concluded)
Port of Tacoma Washington, RB, AMT
(NPFGC), 5.00%, 12/01/35	$ 2,020	$ 2,016,990
Seattle Housing Authority Washington,
HRB, Replacement Housing Projects,
6.13%, 12/01/32	4,445	4,352,277
Seattle Housing Authority Washington,
RB, Newholly Project, AMT, 6.25%,
12/01/35	2,750	2,468,455
Washington Health Care Facilities
Authority, Refunding RB, Catholic
Health Initiatives, Series D, 6.38%,
10/01/36	10,000	11,349,000
		41,297,793
Wisconsin — 1.5%
State of Wisconsin, Refunding RB,
Series A, 6.00%, 5/01/36	12,500	14,359,875
Wisconsin Health & Educational
Facilities Authority, RB:
Health Facilities, SSM Health Care,
Series A, 5.25%, 6/01/34	8,335	8,914,699
SynergyHealth Inc., 6.00%,
11/15/23	5,240	5,497,965
Wisconsin Health & Educational
Facilities Authority, Refunding RB,
Froedtert & Community Health Inc.,
5.25%, 4/01/39	10,000	10,561,200
Wisconsin Housing & EDA, RB, Series C,
AMT, 6.00%, 9/01/36	440	459,171
		39,792,910
Wyoming — 0.4%
County of Sweetwater Wyoming,
Refunding RB, Idaho Power Co.
Project, 5.25%, 7/15/26	10,000	10,895,900
Total Municipal Bonds – 84.4%		2,203,533,806
Municipal Bonds Transferred to Tender
Option Bond Trusts (h)
Arizona — 1.5%
Salt River Project Agricultural
Improvement & Power District, RB,
Series A:
5.00%, 1/01/37	13,217	13,952,249
5.00%, 1/01/38	10,000	10,682,000
Salt River Project Agricultural
Improvement & Power District,
Refunding RB, Salt River Project,
Series A, 5.00%, 1/01/35	13,700	14,482,133
		39,116,382
Arkansas — 0.9%
University of Arkansas, RB, Various
Facilities, UAMS Campus (NPFGC),
5.00%, 3/01/36	21,290	22,285,734
California — 5.1%
Anaheim Public Financing Authority, RB,
Distribution System, Second Lien
(BHAC), 5.00%, 10/01/34	10,995	11,365,035

8 BLACKROCK MUNICIPAL BOND FUND, INC

SEPTEMBER 30, 2010

Schedule of Investments(continued)

BlackRock National Municipal Fund
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender	Par
Option Bond Trusts (h)	(000)	Value
California (concluded)
Los Angeles Department of Airports,
Refunding RB, Senior, Los Angeles
International Airport, Series A, 5.00%,
5/15/40	$ 19,510	$ 20,310,691
Metropolitan Water District of Southern
California, RB, Series A, 5.00%,
1/01/39	10,000	10,798,600
Metropolitan Water District of Southern
California, Refunding RB:
Series B, 5.00%, 7/01/35	9,998	10,626,400
Series C, 5.00%, 7/01/35	13,375	14,570,164
San Diego Community College District
California, GO (AGM):
Election of 2002, 5.00%, 5/01/30	20,000	21,454,400
Election of 2006, 5.00%, 8/01/32	18,000	19,066,320
San Francisco City & County Public
Utilities Commission, Refunding RB,
Series A, 5.13%, 11/01/39	23,000	24,939,590
		133,131,200
Indiana — 0.8%
Indiana Finance Authority, RB, Sisters of
St. Francis Health, 5.25%, 11/01/39	20,640	21,579,533
Nebraska — 0.4%
Omaha Public Power District, RB,
Series A, 5.00%, 2/01/43	10,000	10,565,800
New York — 1.2%
New York State Environmental Facilities
Corp., Refunding RB, Revolving Funds,
New York City Municipal Water Project,
Series K, 5.00%, 6/15/28	30,000	31,548,900
Ohio — 0.8%
County of Hamilton Ohio, Refunding RB,
Sub-Series A (AGM), 5.00%, 12/01/32	20,000	21,262,600
Pennsylvania — 0.8%
Pennsylvania HFA, Refunding RB, Series
105C, 5.00%, 10/01/39	19,470	20,179,292
Texas — 2.2%
City of Houston Texas, Refunding RB,
Combined, First Lien, Series A
(NPFGC), 5.13%, 5/15/28	20,000	21,108,400
City of San Antonio Texas, Refunding RB:
5.00%, 2/01/17 (a)	12,000	12,884,700
5.00%, 2/01/32	12,000	12,884,700
Dallas Area Rapid Transit, Refunding RB,
Senior Lien (AMBAC), 5.00%,
12/01/36	10,535	11,171,720
		58,049,520
Total Municipal Bonds Transferred to
Tender Option Bond Trusts – 13.7%		357,718,961
Total Long-Term Investments
(Cost – $2,418,252,314) – 98.1%		2,561,252,767

Short-Term Securities	Shares	Value
FFI Institutional Tax-Exempt Fund,
0.20% (i)(j)	223,021,247	$ 223,021,247
Total Short-Term Securities
(Cost – $223,021,247) – 8.6%		223,021,247
Total Investments
(Cost – $2,641,273,561*) – 106.7%		2,784,274,014
Liabilities in Excess of Other Assets – (0.2)%		(5,543,801)
Liability for Trust Certificates, Including Interest
Expense and Fees Payable – (6.5)%		(168,992,730)
Net Assets – 100.0%		$ 2,609,737,483

________________________________________________________________________________________________________________________________________________________________________________________________________________________
* The cost and unrealized appreciation (depreciation) of investments as of
September 30, 2010, as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 2,472,366,788
Gross unrealized appreciation	$ 154,602,999
Gross unrealized depreciation	$ (11,550,414)
Net unrealized appreciation	143,052,585

(a) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(b) Issuer filed for bankruptcy and/or is in default of interest payments.
(c) Non-income producing security.
(d) Variable rate security. Rate shown is as of report date.
(e) When-issued security. Unsettled when-issued transactions were as follows:

Unrealized
Appreciation
Counterparty	Value	(Depreciation)
Morgan Stanley Capital Services Inc.	$ 12,584,000	$ 84,000
Morgan Stanley Capital Services Inc.	$ 24,939,250	$ (60,750)

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(g) Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated
maturity.
(h) Securities represent bonds transferred to a tender option bond trust in exchange for which the Fund acquired residual interest certificates.
These securities serve as collateral in a financing transaction.
(i) Represents the current yield as of report date.
(j) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:

	Shares Held at		Shares Held at
	June		September
Affiliate	30, 2010	Net Activity	30, 2010	Income
FFI Institutional
Tax-Exempt
Fund	115,316,742	107,704,505	223,021,247	$ 84,250

BLACKROCK MUNICIPAL BOND FUND, INC

SEPTEMBER 30, 2010 9

Schedule of Investments(concluded)

BlackRock National Municipal Fund

•Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-
corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of September 30, 2010 in determining the fair valuation of the Fund's investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Long-Term
Investments[1]	— $ 2,561,252,767		—	$ 2,561,252,767
Short-Term
Securities	$ 223,021,247	—	—	223,021,247
Total	$ 223,021,247 $ 2,561,252,767		—	$ 2,784,274,014

1 See above Schedule of Investments for values in each state or political subdivision.

10 BLACKROCK MUNICIPAL BOND FUND, INC

SEPTEMBER 30, 2010

Schedule of Investments September 30, 2010 (Unaudited)

BlackRock Short-Term Municipal Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Alaska — 0.8%
City of Anchorage Alaska, GO,
Refunding, Series B (NPFGC), 5.50%,
7/01/11	$ 8,885	$ 9,232,759
Arizona — 1.0%
Arizona State Transportation Board, RB,
Maricopa County Regional Area Road,
5.00%, 7/01/12	3,250	3,502,492
Salt River Project Agricultural
Improvement & Power District,
Refunding RB, Salt River Project,
Series A, 5.00%, 1/01/12	3,160	3,338,161
Yavapai County IDA, RB, Waste
Management Inc. Project, Series A,
Mandatory Put Bonds, AMT, 2.88%,
3/01/28 (a)	5,000	5,012,850
		11,853,503
California — 6.1%
California Infrastructure & Economic
Development Bank, Refunding RB,
J. Paul, Series A-4, Mandatory Put
Bonds, 1.65%, 10/01/47 (a)	5,500	5,531,460
California Municipal Finance Authority,
RB, Waste Management Inc. Project,
Series A, Mandatory Put Bonds,
1.63%, 2/01/19 (a)	7,000	6,995,380
California Pollution Control Financing
Authority, Refunding RB, USA Waste
Services Inc., Series A, Mandatory Put
Bonds, AMT, 2.00%, 6/18/18 (a)	13,520	13,546,364
California State Department of Water
Resources, Refunding RB, Series L,
5.00%, 5/01/12	10,000	10,695,100
California Statewide Communities
Development Authority, RB, Kaiser
Permanente, Series A:
5.00%, 4/01/13	5,000	5,442,450
5.00%, 4/01/14	1,000	1,111,580
City & County of San Francisco
California, GO, Refunding, Series
2008-R1, 5.00%, 6/15/11	5,000	5,166,500
City of Long Beach California, Refunding
RB, Series B, AMT (NPFGC), 5.50%,
5/15/14	5,215	5,923,301

	Par
Municipal Bonds	(000)	Value
California (concluded)
State of California, GO, Refunding,
5.00%, 5/01/13	$ 4,235	$ 4,646,600
State of California, GO, Various Purpose:
5.00%, 3/01/12	2,420	2,561,159
5.00%, 3/01/13	6,885	7,514,564
		69,134,458
Colorado — 0.9%
Adams 12 Five Star Schools, GO,
Refunding, Series A (AGM), 5.00%,
12/15/11	4,190	4,423,341
Colorado Health Facilities Authority,
Refunding RB, Catholic Healthcare,
Series B, Mandatory Put Bonds,
5.00%, 7/01/39 (a)	5,000	5,396,450
		9,819,791
Connecticut — 4.1%
Connecticut Municipal Electric Energy
Cooperative, Refunding RB, Series A
(AGC), 5.00%, 1/01/14	2,115	2,383,605
Connecticut State Development
Authority, RB, Connecticut Light &
Power, Series A, Mandatory Put
Bonds, AMT, 1.40%, 4/01/10 (a)	7,600	7,603,192
State of Connecticut, GO:
BAN, Series B, 4.00%, 6/01/11	15,185	15,557,792
Economic Recovery, Series A,
5.00%, 1/01/13	11,500	12,611,360
Economic Recovery, Series A,
5.00%, 1/01/14	7,280	8,237,101
		46,393,050
Delaware — 2.3%
State of Delaware, GO, Refunding:
5.00%, 3/01/11	10,000	10,198,600
Series 2009C, 5.00%, 10/01/13	7,700	8,699,383
University of Delaware, RB, Series A,
Mandatory Put Bonds, 2.00%,
11/01/37 (a)	4,000	4,028,120
University of Delaware, Refunding RB,
Series B, 2.00%, 11/01/10	3,375	3,380,062
		26,306,165

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.	IDA	Industrial Development Authority
AGM	Assured Guaranty Municipal Corp.	ISD	Independent School District
AMBAC	American Municipal Bond Assurance Corp.	NPFGC	National Public Finance Guarantee Corp.
AMT	Alternative Minimum Tax (subject to)	PSF-GTD	Permanent School Fund Guaranteed
BAN	Bond Anticipation Notes	PCRB	Pollution Control Revenue Bonds
COP	Certificates of Participation	RB	Revenue Bonds
ERS	Extendible Reset Securities	SAN	State Aid Notes
FGIC	Financial Guaranty Insurance Co.	TRAN	Tax Revenue Anticipation Notes
GO	General Obligation Bonds	VRDN	Variable Rate Demand Notes

BLACKROCK MUNICIPAL BOND FUND, INC.

SEPTEMBER 30, 2010 1

Schedule of Investments(continued)

BlackRock Short-Term Municipal Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
District of Columbia — 0.4%
Metropolitan Washington Airports
Authority, Refunding RB, Series A,
AMT (AMBAC), 5.00%, 10/01/10	$ 4,665	$ 4,665,560
Florida — 4.8%
County of Escambia Florida, Refunding
RB, Gulf Power Co. Project, First
Series, Mandatory Put Bonds, 2.00%,
4/01/39 (a)	9,000	9,067,410
Florida State Board of Education, GO,
Refunding:
Cap Outlay, Series D, 5.00%,
6/01/11	7,445	7,669,244
Public Education, Series C, 5.00%,
6/01/12	5,000	5,360,700
Public Education, Series G (NPFGC),
5.25%, 6/01/11	5,600	5,782,616
Florida State Department of
Environmental Protection, RB, Florida
Forever, Series A, 5.00%, 7/01/13	4,675	5,178,731
Florida State Department of
Environmental Protection, Refunding
RB, Series C, 4.00%, 7/01/12	8,500	8,964,015
Florida State Department of
Transportation, Refunding RB,
Department of Transportation,
Series A, 5.00%, 7/01/12	4,575	4,921,236
Jacksonville Electric Authority Florida,
RB, Issue Three, Series One, 4.00%,
10/01/11	2,320	2,401,710
Jacksonville Electric Authority Florida,
Refunding RB, Issue Two, 17th Series,
5.25%, 10/01/12	5,000	5,229,100
		54,574,762
Georgia — 3.3%
Burke County Development Authority,
Refunding RB, Georgia Power Co.
Plant Vogtle Project, Mandatory Put
Bonds, 5.05%, 11/01/48 (a)	6,000	6,290,220
Henry County School District, GO,
Series A, 5.00%, 4/01/11	15,000	15,355,500
Private Colleges & Universities
Authority, Refunding RB, Emory
University, Series A, 5.25%, 9/01/11	10,280	10,746,506
State of Georgia, GO, Series G, 4.00%,
11/01/11	5,000	5,201,150
		37,593,376
Hawaii — 0.4%
State of Hawaii, GO, Series CU (NPFGC),
5.55%, 10/01/10 (b)	100	100,015
State of Hawaii, Refunding RB, Series B,
AMT, 5.00%, 7/01/13	4,000	4,355,120
		4,455,135
Illinois — 1.7%
Illinois Finance Authority, RB, University
of Chicago, Series B, 5.00%, 7/01/13	2,000	2,232,300
Illinois Finance Authority, Refunding RB
University of Chicago, Series A,
5.25%, 7/01/11 (b)	5,000	5,236,200

	Par
Municipal Bonds	(000)	Value
Illinois (concluded)
Illinois Finance Authority, Refunding RB
University of Chicago, Series B-1,
Mandatory Put Bonds, 1.13%,
7/01/36 (a)	$ 6,000	$ 6,018,060
State of Illinois, GO, First Series
(NPFGC):
5.25%, 2/01/11	1,000	1,013,510
5.13%, 10/01/12	5,000	5,330,400
		19,830,470
Indiana — 0.5%
Indiana Finance Authority, RB Ascension
Health Credit Group, Mandatory Put
Bonds (a):
Series A1, 3.63%, 11/15/36	4,135	4,243,875
Series A3, 5.00%, 11/01/27	1,000	1,034,150
		5,278,025
Iowa — 0.3%
Iowa Higher Education Loan Authority,
RB, Private College Facility:
4.00%, 12/01/12	1,500	1,611,810
4.00%, 12/01/13	1,150	1,267,220
		2,879,030
Kansas — 0.5%
Kansas State Department of
Transportation, Refunding RB,
Series A, 5.00%, 9/01/12	5,000	5,432,900
Kentucky — 0.4%
Kentucky Economic Development
Finance Authority, Refunding RB,
Baptist Healthcare System, Series A,
5.00%, 8/15/12	2,650	2,830,121
Kentucky State Property & Buildings
Commission, Refunding RB, Project
No. 87 (NPFGC), 5.00%, 3/01/12	2,000	2,120,900
		4,951,021
Louisiana — 1.4%
Louisiana Offshore Terminal Authority,
RB, Loop LLC Project, Series B-1,
Mandatory Put Bonds, 1.88%,
10/01/40 (a)	3,250	3,246,230
State of Louisiana, GO, Refunding,
Series B, 5.00%, 4/15/12	4,220	4,509,492
State of Louisiana, GO, Series A, 5.00%,
5/01/13	7,075	7,852,684
		15,608,406
Maine — 0.7%
Maine Municipal Bond Bank, RB,
Series D, 5.00%, 11/01/12	1,460	1,597,225
Maine Municipal Bond Bank, Refunding
RB, Series F, 4.00%, 11/01/11	6,000	6,241,680
		7,838,905
Maryland — 1.8%
County of Baltimore Maryland, GO,
Refunding, Metropolitan District,
4.00%, 8/01/11	2,525	2,604,613

2 BLACKROCK MUNICIPAL BOND FUND, INC.

SEPTEMBER 30, 2010

Schedule of Investments(continued)

BlackRock Short-Term Municipal Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Maryland (concluded)
State of Maryland, GO, Refunding, State
and Local Facilities Loan, First
Series B, 5.25%, 2/15/12	$ 8,980	$ 9,576,991
State of Maryland, GO, State & Local
Facilities Loan, 2nd Series, 5.00%,
7/15/11	3,815	3,957,528
University System of Maryland,
Refunding RB, Auxiliary Facility &
Tuition, Series C, 4.00%, 10/01/11	4,695	4,869,278
		21,008,410
Massachusetts — 2.9%
Commonwealth of Massachusetts, GO,
Consolidated Loan, Series A, 5.00%,
8/01/12	1,180	1,277,102
Commonwealth of Massachusetts, GO,
Refunding, Consolidated Loan,
Series D (NPFGC), 6.00%, 11/01/13	5,000	5,786,450
Massachusetts Bay Transportation
Authority, Refunding RB, General
Transportation System, Series A
(FGIC), 5.80%, 3/01/12	3,745	4,024,415
Massachusetts Health & Educational
Facilities Authority, Refunding RB,
Partners Health, Series C, 5.75%,
7/01/11 (b)	7,600	7,984,028
Massachusetts State Department of
Transportation, Refunding RB, Senior
Series B, 5.00%, 1/01/14	12,155	13,574,339
		32,646,334
Michigan — 0.9%
City of Detroit Michigan, RB, Second
Lien, Series B (FGIC), 5.50%,
7/01/11 (b)	5,000	5,244,450
Michigan Municipal Bond Authority,
Refunding RB, SAN, Series B, 5.00%,
3/21/11	5,000	5,003,350
		10,247,800
Minnesota — 2.7%
State of Minnesota, GO:
5.00%, 8/01/11 (c)	3,675	3,819,317
Highway & Various Purpose, 5.00%,
8/01/11	2,900	3,013,883
State of Minnesota, GO, Refunding,
State Various Purpose, Series D,
5.00%, 8/01/14	6,000	6,926,700
State of Minnesota, GO, Series H,
5.00%, 11/01/12	15,000	16,409,850
		30,169,750
Missouri — 1.3%
County of Jackson Missouri, RB, Harry S.
Truman Sports Complex (AMBAC),
5.00%, 12/01/12	2,000	2,172,860
Missouri State Health & Educational
Facilities Authority, RB, Ascension
Health Senior Credit, Series C-4,
Mandatory Put Bonds, 1.25%,
11/15/26 (a)	12,000	12,099,360
		14,272,220

	Par
Municipal Bonds	(000)	Value
Nebraska — 0.4%
Central Plains Energy Project, RB,
Project No. 1, 0.67%, 12/01/10 (a) $	1,225	$ 1,220,811
Nebraska Public Power District,
Refunding RB, General, Series B-1
(NPFGC), 5.00%, 1/01/14	3,000	3,358,470
		4,579,281
Nevada — 3.4%
Clark County School District, GO,
Limited Tax, Building, Series C,
5.00%, 6/15/13	6,305	7,001,513
Clark County School District, GO,
Refunding, Series B:
Limited Tax, 4.00%, 6/15/11	10,000	10,254,100
(NPFGC), 5.00%, 6/15/12	6,000	6,436,020
Clark County School District, GO,
Series D (NPFGC), 5.50%, 6/15/14	5,000	5,639,500
County of Clark Nevada, GO, Refunding,
Public Safety, Series A (AGM), 5.00%,
6/01/11	6,345	6,540,870
Truckee Meadows Water Authority, RB,
Series A (AGM), 5.13%, 7/01/11 (b)	2,590	2,684,095
		38,556,098
New Hampshire — 0.1%
State of New Hampshire, GO,
Refunding, Capital Improvement,
Series B, 4.00%, 3/01/12	1,000	1,050,900
New Jersey — 4.2%
County of Essex New Jersey, GO,
Improvement, Series A, 5.00%,
8/01/13	2,290	2,543,572
Gloucester County Improvement
Authority, Refunding RB, Waste
Management Inc. Project, Series A,
Mandatory Put Bonds, 2.63%,
12/01/29 (a)	4,625	4,674,811
New Jersey Building Authority,
Refunding RB, Series B (AMBAC),
5.25%, 12/15/10	4,790	4,837,900
New Jersey State Housing & Mortgage
Finance Agency, RB, Series B (AGM),
1.15%, 11/01/12 (d)	6,800	6,803,196
New Jersey Transportation Trust Fund
Authority, RB, Transportation System,
Series A, 5.75%, 6/15/11 (c)	3,000	3,115,200
New Jersey Transportation Trust Fund
Authority, Refunding RB,
Transportation System, Series B
(NPFGC), 5.25%, 12/15/12	4,990	5,475,377
Salem County Utilities Authority,
Refunding RB, Public Service Electric
and Gas Co., Series A, Mandatory Put
Bonds, 0.95%, 5/01/28 (a)	13,000	13,001,300
State of New Jersey, GO, Refunding,
4.00%, 8/01/12	7,115	7,539,695
		47,991,051

BLACKROCK MUNICIPAL BOND FUND, INC.

SEPTEMBER 30, 2010 3

Schedule of Investments(continued)

BlackRock Short-Term Municipal Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
New Mexico — 1.1%
New Mexico Finance Authority,
Refunding RB, Senior Lien, Series A:
5.00%, 6/15/11	$ 4,000	$ 4,132,400
5.00%, 6/15/13	8,000	8,913,680
		13,046,080
New York — 12.4%
City of New York New York, GO,
Refunding:
Series A, 5.00%, 8/01/11	1,000	1,039,070
Series B, 5.25%, 8/01/11	4,000	4,164,600
Series B, 5.00%, 8/01/13	22,750	25,368,070
Series B (NPFGC), 5.75%, 8/01/13	3,050	3,314,527
Series C, 5.00%, 8/01/13	8,225	9,171,533
Series H, 5.00%, 8/01/12	3,400	3,671,490
County of Westchester New York, GO,
Series B, 3.00%, 6/01/12	8,785	9,169,871
Metropolitan Transportation Authority,
RB, Transportation, Series B,
Mandatory Put Bonds, 5.00%,
11/15/16 (a)	4,000	4,177,240
New York City Transitional Finance
Authority, RB, Series C, 5.50%,
2/15/12	6,000	6,418,560
New York City Transitional Finance
Authority, Refunding RB, Future Tax
Secured, Sub-Series D-2, 5.00%,
11/01/12	20,315	22,156,352
New York State Dormitory Authority,
Refunding RB, State University
Educational Facilities, 3rd General
Resolution, Series B, Mandatory Put
Bonds, 5.25%, 11/15/23 (a)	6,000	6,412,740
New York State Environmental Facilities
Corp., RB, Waste Management Inc.
Project, Series A, Mandatory Put
Bonds, 2.50%, 7/01/17 (a)	5,000	5,043,300
New York State Local Government
Services Corp., Refunding RB, Senior
Lien, Series A, 5.00%, 4/01/11	3,000	3,071,250
New York State Thruway Authority, RB,
BAN:
3.00%, 7/15/11	2,860	2,919,774
4.00%, 7/15/11	9,000	9,259,110
New York State Thruway Authority,
Refunding RB:
General, Second Series B (NPFGC),
5.00%, 4/01/13	5,550	6,133,027
Series A, 5.00%, 4/01/12	5,000	5,329,800
New York State Urban Development
Corp., Refunding RB, Service
Contract, Series A-1, 5.00%, 1/01/13	7,320	7,979,093
State of New York, GO, Refunding,
Series C, 5.00%, 4/15/12	5,285	5,644,961
		140,444,368
North Carolina — 2.8%
County of Wake North Carolina, GO,
Refunding:
5.00%, 3/01/11	5,650	5,761,927
Series C, 5.00%, 3/01/12	5,185	5,522,232

	Par
Municipal Bonds	(000)	Value
North Carolina (concluded)
Mecklenburg County North Carolina,
GO, Refunding, Series C, 5.00%,
2/01/13	$ 9,400	$ 10,368,576
State of North Carolina, GO, Public
Improvement, Series A, 5.00%,
3/01/13	9,000	9,957,510
		31,610,245
Ohio — 3.3%
Ohio Air Quality Development Authority,
Refunding PCRB, FirstEnergy,
Mandatory Put Bonds (a):
2.25%, 12/01/23	5,000	5,004,300
Series D, 4.75%, 8/01/29	10,000	10,469,400
Ohio Air Quality Development Authority,
Refunding RB, Ohio Power Co. Galvin
Project, Series A, Mandatory Put
Bonds, AMT, 2.88%, 12/01/27 (a)	8,000	8,003,600
Ohio State University, Refunding RB,
Series A, 5.00%, 12/01/12	4,000	4,381,560
Ohio State Water Development
Authority, RB, Water Quality, Loan
Fund, 5.00%, 12/01/11	5,000	5,273,100
State of Ohio, GO, Common Schools,
Series A, 5.00%, 3/15/11 (c)	3,875	3,958,157
		37,090,117
Oregon — 0.7%
City of Portland Oregon, Refunding RB,
Second Lien, Series A, 5.00%,
3/01/14	4,950	5,628,991
County of Gilliam Oregon, RB, Waste
Management Inc. Project, Mandatory
Put Bonds, 1.70%, 10/01/18 (a)	1,000	999,710
Oregon State Department of
Administrative Services, COP,
Refunding, Series A (AGM), 5.00%,
5/01/11	1,725	1,771,679
		8,400,380
Pennsylvania — 5.8%
City of Philadelphia Pennsylvania,
Refunding RB, Series A (AGM), 5.00%,
6/15/13	9,000	9,937,980
Commonwealth of Pennsylvania, GO:
First Series, 5.00%, 3/15/13	7,455	8,250,001
First Series A, 5.00%, 2/15/13	8,280	9,135,738
Commonwealth of Pennsylvania, GO,
Refunding:
5.00%, 7/15/12	2,500	2,702,025
Second Series (NPFGC), 5.00%,
10/01/11	2,500	2,617,050
Second Series (NPFGC), 5.00%,
7/01/12	13,000	14,029,080
Pennsylvania Economic Development
Financing Authority, RB:
Convention Center Project, Series A,
5.00%, 6/15/12	4,000	4,271,560
Waste Management Inc. Project,
2.75%, 9/01/13	4,250	4,302,828

4 BLACKROCK MUNICIPAL BOND FUND, INC.

SEPTEMBER 30, 2010

Schedule of Investments(continued)

BlackRock Short-Term Municipal Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Pennsylvania (concluded)
Pennsylvania Economic Development
Financing Authority, RB (concluded) :
Waste Management Inc. Project,
Mandatory Put Bonds, 2.63%,
12/01/33 (a)	$ 3,500	$ 3,531,955
Pennsylvania Higher Educational
Facilities Authority, RB, Series AH,
4.00%, 6/15/11	3,650	3,742,637
Pennsylvania Intergovernmental
Cooperation Authority, Special Tax
Bonds, Refunding, Philadelphia
Funding Program, 5.00%, 6/15/13	3,085	3,430,551
		65,951,405
Rhode Island — 0.1%
State of Rhode Island, GO, Refunding,
Consolidated Capital Development
Loan, Series A, 5.00%, 7/15/11	1,000	1,036,190
South Carolina — 0.8%
South Carolina State Public Service
Authority, Refunding RB, Series A,
5.00%, 1/01/12	3,000	3,169,140
State of South Carolina, GO, State
Highway, Series B, 4.50%, 4/01/12	6,000	6,182,520
		9,351,660
Tennessee — 1.4%
County of Shelby Tennessee, GO,
Refunding, Series A (AMBAC), 5.00%,
4/01/12	4,000	4,273,840
Metropolitan Government of Nashville &
Davidson County Tennessee, GO,
5.00%, 4/01/12 (b)	2,000	2,138,320
Metropolitan Government of Nashville &
Davidson County Tennessee,
Refunding RB (NPFGC), 5.00%,
1/01/14	8,110	9,187,414
		15,599,574
Texas — 10.0%
City of Dallas Texas, GO, 5.00%,
2/15/12	4,775	5,070,286
City of San Antonio Texas, RB, Junior
Lien, System, Mandatory Put
Bonds (a):
3.63%, 12/01/10 (b)	145	145,821
3.63%, 12/01/27	4,855	4,881,314
Dallas ISD, GO, Refunding:
4.00%, 2/15/11	6,000	6,081,660
4.50%, 2/15/12	6,000	6,319,500
Harris County Cultural Education
Facilities Finance Corp., Refunding
RB, Methodist Hospital System:
5.00%, 6/01/12	3,450	3,671,662
5.00%, 6/01/13	10,000	10,984,100
Harris County Health Facilities
Development Corp., Refunding RB, St.
Luke's Episcopal Hospital, Series A,
5.38%, 8/15/11 (b)	5,500	5,743,980
Lower Colorado River Authority,
Refunding RB, 5.00%, 5/15/13	6,000	6,627,780

	Par
Municipal Bonds	(000)	Value
Texas (concluded)
Matagorda County Navigation District
No. 1, Refunding RB, AEP Texas
Central Co. Project, Mandatory Put
Bonds, 5.13%, 6/01/30 (a)	$ 5,000	$ 5,109,750
North Texas Tollway Authority, RB,
System, Mandatory Put Bonds (a):
First Tier Put, Series L-1, , 5.50%,
1/01/38	11,000	11,128,700
System, First Tier, Series L-2,
6.00%, 1/01/38	3,700	4,060,417
Plano ISD, GO, Refunding, School
Building (PSF-GTD), 5.00%, 2/15/11	5,000	5,088,850
State of Texas, GO, Refunding Public
Finance Authority:
5.00%, 10/01/12	11,170	12,169,268
Series A, 4.00%, 10/01/11	3,750	3,888,450
Series A, 5.00%, 10/01/12	3,500	3,814,580
State of Texas, RB, TRAN, 2.00%,
8/31/11	6,675	6,774,658
Tarrant County Cultural Education
Facilities Finance Corp., Refunding
RB, Texas Health Resources, Series A,
5.00%, 2/15/11	4,275	4,338,313
Texas A&M University, RB, Financing
System, Series D, 5.00%, 5/15/13	3,325	3,700,924
Texas A&M University, Refunding RB,
Financing System, Series B, 5.00%,
5/15/12	4,000	4,293,840
		113,893,853
Utah — 0.8%
City of Riverton Utah, RB, IHC Health
Services Inc., 5.00%, 8/15/13	1,400	1,549,254
State of Utah, GO, Series C, 3.00%,
7/01/12	7,500	7,837,500
		9,386,754
Virginia — 7.3%
Commonwealth of Virginia, GO, 4.00%,
6/01/11	4,725	4,843,125
County of Fairfax Virginia, GO,
Refunding, Public Improvement,
Series A, 5.25%, 4/01/12	3,940	4,225,729
County of Fairfax Virginia, GO, Series D:
4.00%, 10/01/11	8,380	8,692,825
5.00%, 10/01/13	10,000	11,294,700
Louisa IDA, RB, Virginia Electric & Power
Co. Project, Series A, Mandatory Put
Bonds, AMT (a):
1.38%, 9/01/30	7,000	7,004,340
2.50%, 3/01/31	20,000	20,155,000
Virginia College Building Authority, RB,
21st Century College & Equipment,
Series F-1, 4.00%, 2/01/12	7,200	7,541,856
Virginia Public Building Authority, RB:
Series B, 5.00%, 8/01/12	7,185	7,781,786
Series C, 5.00%, 8/01/12	1,000	1,083,060

BLACKROCK MUNICIPAL BOND FUND, INC.

SEPTEMBER 30, 2010 5

Schedule of Investments(continued)

BlackRock Short-Term Municipal Fund
(Percentages shown are based on Net Assets)

	Par
Municipal Bonds	(000)	Value
Virginia (concluded)
Virginia Public School Authority, RB,
School Educational Technology Notes,
Series IX, 5.00%, 4/15/12	$ 4,065	$ 4,349,753
Virginia Public School Authority,
Refunding RB, Series A, 5.00%,
8/01/12	1,000	1,083,060
Virginia Resources Authority, Refunding
RB, Series A, 4.00%, 10/01/12	4,145	4,436,311
		82,491,545
Washington — 4.1%
City of Seattle Washington, GO,
Refunding, Limited Tax, Series B,
5.00%, 8/01/13	5,000	5,607,150
City of Seattle Washington, Refunding
RB, Improvement, Series B, 5.00%,
2/01/14	10,000	11,344,700
City of Tacoma Washington, Refunding
RB, Series A (AGM), 5.63%,
1/01/11 (b)	2,900	2,968,092
Energy Northwest, Refunding RB,
Project No. 3, Series A (Syncora),
5.50%, 7/01/11	15,000	15,586,050
State of Washington, GO, Refunding,
Various Purpose, Series R-2011B,
5.00%, 7/01/14	10,000	11,473,500
		46,979,492
Wisconsin — 0.5%
City of Madison Wisconsin, GO,
Refunding, Promissory Notes,
Series E, 4.00%, 10/01/12 (d)	5,000	5,353,500
Total Long-Term Investments
(Cost – $1,105,197,451) – 98.4%		1,117,004,323
Short-Term Securities
Illinois — 1.8%
Regional Transit Authority, Refunding
RB, VRDN, ERS, Series B, 1.40%,
2/26/11 (e)	20,000	20,000,000
	Shares
Money Market Fund — 0.0%
FFI Institutional Tax-Exempt Fund,
0.18% (f)(g)	109,566	109,566
Total Short-Term Securities
(Cost – $20,109,566) – 1.8%		20,109,566
Total Investments
(Cost – $1,125,307,017*) – 100.2%		1,137,113,889
Liabilities in Excess of Other Assets – (0.2)%		(2,280,431)
Net Assets – 100.0%		$ 1,134,833,458

* The cost and unrealized appreciation (depreciation) of investments as of

September 30, 2010, as computed for federal income tax purposes,

Aggregate were as follows: cost	$ 1,125,307,017
Gross unrealized appreciation	$ 12,439,809
Gross unrealized depreciation	(632,937)
Net unrealized appreciation	$ 11,806,872

(a) Variable rate security. Rate shown is as of report date.
(b) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c) Security is collateralized by Municipal or US Treasury obligations.
(d) When-issued security. Unsettled when-issued transactions were as follows:

Unrealized
Counterparty	Value	Appreciation
JP Morgan Securities	$ 5,353,500	$ 14,350
Citigroup Global Markets	$ 6,803,196	$ 3,196

(e) Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.
(f) Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, as amended, were as follows:

	Shares Held		Shares Held at
	at	Net	September 30,
Affiliate	June 30, 2010	Activity	2010	Income
FFI
Institutional
Tax Exempt
Fund	24,582,016	(24,472,450)	109,566	$11,091
(g) Represents the current yield as of report date.

•Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

•Level 1 — price quotations in active markets/exchanges for identical assets and liabilities

•Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available
(including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

6 BLACKROCK MUNICIPAL BOND FUND, INC.

SEPTEMBER 30, 2010

Schedule of Investments(concluded)

BlackRock Short-Term Municipal Fund

The following table summarizes the inputs used as of September 30, 2010 in determining the fair valuation of the Fund's investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:[1]
Long-Term
Investments	—	$1,117,004,323	—	$ 1,117,004,323
Short-Term
Securities	$ 109,566	20,000,000	—	20,109,566
Total	$ 109,566 $1,137,004,323		—	$ 1,137,113,889

1 See above Schedule of investments for values in each state or political subdivision.

BLACKROCK MUNICIPAL BOND FUND, INC.

SEPTEMBER 30, 2010 7

Item 2 – Controls and Procedures

2(a) – The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
31940 Act3)) areeffective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Municipal Bond Fund, Inc.

By: /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer of
BlackRock Municipal Bond Fund, Inc.

Date: November 22, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Municipal Bond Fund, Inc.

Date: November 22, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Municipal Bond Fund, Inc.

Date: November 22, 2010